                         DECEMBER 31, 2002 WWW.KINETICSFUNDS.COM



                         ANNUAL REPORT



                         The INTERNET Fund



                         The Internet EMERGING GROWTH Fund



                         The NEW PARADIGM Fund



                         The MEDICAL Fund



                         The SMALL CAP OPPORTUNITIES Fund



                         The KINETICS GOVERNMENT MONEY MARKET Fund



                          EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.

[KINETICS MUTUAL FUNDS, INC. LOGO]

 KINETICS MUTUAL FUNDS, INC.
 TABLE OF CONTENTS
 December 31, 2002

                                                              PAGE
                                                              ----
Shareholders' Letter........................................    2
Year 2002 Annual Market Commentary..........................    4
KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
  Statement of Assets & Liabilities.........................   14
  Statement of Operations...................................   17
  Statement of Changes in Net Assets........................   20
  Notes to Financial Statements.............................   27
  Financial Highlights......................................   36
  Report of Independent Accountants.........................   47
KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
  Portfolio of Investments The Internet Portfolio...........   48
  Portfolio of Investments The Internet Emerging Growth
     Portfolio..............................................   54
  Portfolio of Investments The New Paradigm Portfolio.......   57
  Portfolio of Investments The Medical Portfolio............   62
  Portfolio of Investments The Small Cap Opportunities
     Portfolio..............................................   66
  Portfolio of Investments The Kinetics Government Money
     Market Portfolio.......................................   70
  Portfolio of Options Written The Internet Portfolio.......   71
  Portfolio of Options Written The Internet Emerging Growth
     Portfolio..............................................   72
  Portfolio of Options Written The New Paradigm Portfolio...   73
  Portfolio of Options Written The Medical Portfolio........   74
  Portfolio of Options Written The Small Cap Opportunities
     Portfolio..............................................   75
  Statement of Assets & Liabilities.........................   76
  Statement of Operations...................................   79
  Statement of Changes in Net Assets........................   82
  Notes to Financial Statements.............................   86
  Report of Independent Accountants.........................   95

 KINETICS MUTUAL FUNDS, INC.
 SHAREHOLDERS' LETTER

     Dear Shareholders,

     We are pleased to present the Kinetics Mutual Funds annual report for the period ended December 31, 2002. For the year, most stock indices declined quite sharply. It was the third such year, and the cumulative decline of the S&P 500 Index was over 37%. While 2002 provided no respite for the typical equity shareholder, including those in our funds, Kinetics continued to distinguish itself from its peers on a relative basis. Our investment approach, which relies on proprietary research, has been to deal with the unpleasant investment climate by concentrating upon firms that are not exposed to intense competition and which possess strong balance sheets. Utilizing this approach, the passage of time can only serve to reduce risk, since, in most cases, a company's intrinsic worth will compound at a satisfactory rate, irrespective of the short-term changes in share price. As always, we thank our investors for their interest in our funds, and we will continue to strive to post rewarding investment results for the long-term investor.

     We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, investment commentary, newsflashes, recent performance data, and online access to account information.

     THE INTERNET FUND has produced satisfactory long-term returns, albeit lumpy, by investing in the evolution of Internet-related technology.

     THE MEDICAL FUND provides an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies.

     THE NEW PARADIGM FUND focuses on companies that have sustainable high returns on equity. This Fund has produced a positive return over the last 3 years. The typical large stock index has posted substantial negative returns over the same time period.

     THE INTERNET EMERGING GROWTH FUND focuses on early life cycle companies that are positioned on the edge of the curve in the evolution of Internet-related technology.

     THE SMALL CAP OPPORTUNITIES FUND focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results.

     THE KINETICS GOVERNMENT MONEY MARKET FUND is a short-term investment vehicle that serves to round out our equity product offerings.

   /s/ Peter B. Doyle
     Peter B. Doyle
     President
     Kinetics Mutual Funds, Inc.

 KINETICS MUTUAL FUNDS, INC.
 YEAR 2002 ANNUAL MARKET COMMENTARY

     Dear Shareholders,

     The Kinetics equity mutual funds ended the year 2002 with lower unit values, with the Internet Fund declining by 23.44% (Investor Class) for the year. Our New Paradigm Fund, in which we utilize the broadest spectrum of equity exposure, declined by just 4.62% (Investor Class). Over its three-year history, the New Paradigm Fund has posted a positive cumulative return of 1.20% (Investor Class). This was accomplished in an environment where the S&P 500 Index declined by 37.59%. For the year 2002, the S&P 500 Index declined by 22.10%, and the technology-heavy NASDAQ Composite Index declined by 31.26%. Is our recent past performance cause for despair? We think not. Why? Investment returns are non-linear by nature. That is, returns vary widely from year to year, with an average encompassing both good and bad periods. Just as a positive period does not guarantee more positive results, a negative period does not foreshadow more negative results. While the typical equity is still expensive based on historical valuation metrics, we believe our Funds offer attractive risk/reward characteristics.

     During recent conversations with both current and prospective shareholders, it became apparent that we are perceived as having a bearish outlook for the equity markets. In point of fact, we remain confirmed agnostics with regard to the equity markets. We expend no mental energy in trying to forecast where the indices might be at year-end 2003. Similarly, we make no effort to predict interest rates or currency levels. There are already enough people engaging in these activities; a few even have legitimate credentials. An inspection of their past predictions would not inspire any degree of confidence; yet, the practice of forecasting shows no sign of abating. Just a quick glance at the Barron's "Roundtable" will confirm our statements. Frankly, we are certain that we would only enhance the reputation of astrologists by engaging in such activities ourselves. For those who deem it important to have a definitive outlook, it may be worth recollecting George Bernard Shaw's observation: "If all the economists were laid end to end, they'd never reach a conclusion."

     Our efforts have been, and remain, focused on the process of seeking out non-codependent investments (companies that have no business relationships with each other) that trade at a discount, preferably at a steep discount, to their long-term underlying business value. Businesses with strong balance sheets that generate high returns on equity are less subject to serious damage by unforeseen insults. For a shareholder of such a company, the passage of time can only reduce risk, since the company's net worth will compound at a satisfactory rate, irrespective of the short-term changes in share price. Acquisition at a discount to intrinsic value adds a cushion during difficult market conditions. It has always been so. In sum, we are trying to allocate your, and our, capital in such a manner that it is not necessary for the market itself to validate our reasoning. Our success together will be highly correlated with the proper analysis of the companies we own. This process lends itself to greater predictability.

     Greater information flow, increased foreign competition, China and India as credible and growing business threats, and leveraged consumers and businesses guarantee that the returns on capital for America's businesses will be lower, perhaps significantly lower, in the future. Simple mathematics guarantees this fact. We at Kinetics appreciate the environment in which we operate and continue to strive to find investments that can do well despite a very difficult and richly-priced investment environment. We believe this focus will benefit our shareholders and will continue to distinguish us favorably from our peers and the commonly used benchmarks, such as the S&P 500 and the NASDAQ Composite Index.

     We thank you for your confidence and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

   /s/ Peter B. Doyle
     Peter B. Doyle
     Chief Investment Strategist

     DISCLOSURE
     THIS MATERIAL IS INTENDED TO BE REVIEWED IN CONJUNCTION WITH A CURRENT PROSPECTUS, WHICH INCLUDES ALL FEES AND EXPENSES THAT APPLY TO A CONTINUED INVESTMENT PROSPECTUS, AS WELL AS INFORMATION REGARDING THE RISK FACTORS, POLICIES AND OBJECTIVES OF THE FUNDS. READ IT CAREFULLY BEFORE INVESTING.

     BECAUSE THE FUNDS [OTHER THAN THE NEW PARADIGM FUND, THE SMALL CAP OPPORTUNITIES FUND AND THE KINETICS GOVERNMENT MONEY MARKET FUND] INVEST IN A SINGLE INDUSTRY OR GEOGRAPHIC REGION, THEIR SHARES ARE SUBJECT TO A HIGHER DEGREE OF RISK THAN FUNDS WITH A HIGHER LEVEL OF DIVERSIFICATION. INTERNET AND BIOTECHNOLOGY STOCKS ARE SUBJECT TO A RATE OF CHANGE IN TECHNOLOGY, OBSOLESCENCE AND COMPETITION WHICH IS GENERALLY HIGHER THAN THAT OF OTHER INDUSTRIES AND HAVE EXPERIENCED EXTREME PRICE AND VOLUME FLUCTUATIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

     BECAUSE SMALLER COMPANIES [FOR THE INTERNET EMERGING GROWTH FUND AND THE SMALL CAP OPPORTUNITIES FUND] OFTEN HAVE NARROWER MARKETS AND LIMITED FINANCIAL RESOURCES, THEY PRESENT MORE RISK THAN LARGER MORE WELL ESTABLISHED COMPANIES.

     AS NON-DIVERSIFIED [OTHER THAN THE KINETICS GOVERNMENT MONEY MARKET FUND] AND SINGLE INDUSTRY FUNDS, THE VALUE OF THEIR SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

     AN INVESTMENT IN THE KINETICS GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     UNLIKE OTHER INVESTMENT COMPANIES THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, KINETICS MUTUAL FUNDS PURSUE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO SERIES OF KINETICS PORTFOLIOS TRUST.

     DISTRIBUTOR: KINETICS FUNDS DISTRIBUTOR, INC. IS NOT AN AFFILIATE OF KINETICS MUTUAL FUNDS, INC. KINETICS FUNDS DISTRIBUTOR IS AN AFFILIATE OF KINETICS ASSET MANAGEMENT, INC., INVESTMENT ADVISER TO KINETICS MUTUAL FUNDS, INC.

     (C)JANUARY 1, 2003 -- KINETICS ASSET MANAGEMENT, INC.

   HOW A $10,000 INVESTMENT HAS GROWN:

   The charts show the growth of a $10,000 investment in the Funds as compared to the performance of two representative market indices. The tables below the charts show the average annual total returns on an investment over the period. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original costs.

   S&P 500 INDEX -- The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of all dividends, but does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds' portfolio. It is not possible to directly invest in an index.

   NASDAQ COMPOSITE INDEX -- The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ Composite is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds' portfolio. It is not possible to directly invest in an index.

                               THE INTERNET FUND
                     OCTOBER 21, 1996 -- DECEMBER 31, 2002
[GRAPH]

                                                  THE INTERNET FUND --
                                                     INVESTOR CLASS                  S&P 500                NASDAQ COMPOSITE
                                                  --------------------               -------                ----------------
10/21/96                                                 10000.00                   10000.00                    10000.00
12/96                                                     9420.00                   10466.00                    10396.00
                                                          7420.00                   10746.00                     9842.00
                                                          8780.00                   12623.00                    11636.00
                                                         11020.00                   13568.00                    13614.00
12/97                                                    10620.00                   13958.00                    12698.00
                                                         13700.00                   15905.00                    14860.00
                                                         19000.00                   16430.00                    15353.00
                                                         17140.00                   14796.00                    13739.00
12/98                                                    31451.00                   17947.00                    17803.00
                                                         60720.00                   18841.00                    20001.00
                                                         67002.00                   20169.00                    21844.00
                                                         59260.00                   18910.00                    22348.00
12/99                                                    99542.00                   21723.00                    33137.00
                                                        107628.00                   22221.00                    37250.00
                                                         71659.00                   21631.00                    32321.00
                                                         65093.00                   21421.00                    29944.00
12/00                                                    48280.00                   19745.00                    20153.00
                                                         44837.00                   17404.00                    15023.00
                                                         49300.00                   18423.00                    17656.00
                                                         39873.00                   15719.00                    12253.00
12/01                                                    43636.00                   17398.00                    15958.00
                                                         41574.00                   17446.00                    15112.00
                                                         35869.00                   15109.00                    11994.00
                                                         30865.00                   12489.00                     9617.00
12/02                                                    33407.00                   13553.00                    10970.00

                                                         ENDED 12/31/02
                                ----------------------------------------------------------------
                                            ADVISOR         ADVISOR
                                INVESTOR    CLASS A         CLASS A                     NASDAQ
                                 CLASS     (NO LOAD)   (LOAD ADJUSTED)(2)   S&P 500    COMPOSITE
------------------------------------------------------------------------------------------------
One Year                         -23.44%    -24.28%          -28.64%        -22.10%    -31.26%
------------------------------------------------------------------------------------------------
Three Years                      -30.51%       N/A              N/A         -14.54%    -30.80%
------------------------------------------------------------------------------------------------
Five Years                        25.76%       N/A              N/A          -0.59%     -2.88%
------------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (10/21/96)                      21.48%       N/A              N/A           5.03%      1.50%
------------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)                         N/A     -19.02%          -21.81%        -16.71%     -22.40%
------------------------------------------------------------------------------------------------

(2) Reflects front-end sales charge of 5.75%.

                       THE INTERNET EMERGING GROWTH FUND
                     DECEMBER 31, 1999 -- DECEMBER 31, 2002
[GRAPH]

                                                  THE INTERNET EMERGING
                                                       GROWTH FUND                   S&P 500                NASDAQ COMPOSITE
                                                  ---------------------              -------                ----------------
12/31/99                                                10000.00                    10000.00                    10000.00
                                                        10010.00                     9529.00                     9762.00
                                                        12050.00                     9348.00                    11637.00
                                                        10770.00                    10263.00                    11332.00
                                                         7640.00                     9954.00                     9568.00
                                                         6470.00                     9750.00                     8430.00
6/00                                                     7060.00                     9990.00                     9832.00
                                                         6520.00                     9834.00                     9339.00
                                                         6700.00                    10445.00                    10430.00
                                                         5960.00                     9893.00                     9109.00
                                                         5260.00                     9852.00                     8358.00
                                                         4100.00                     9075.00                     6445.00
12/00                                                    3690.00                     9120.00                     6131.00
                                                         4490.00                     9443.00                     6882.00
                                                         4060.00                     8582.00                     5342.00
                                                         3740.00                     8038.00                     4570.00
                                                         3720.00                     8663.00                     5256.00
                                                         3940.00                     8721.00                     5243.00
6/01                                                     4030.00                     8509.00                     5371.00
                                                         4060.00                     8425.00                     5039.00
                                                         3920.00                     7898.00                     4489.00
                                                         3700.00                     7260.00                     3728.00
                                                         3850.00                     7398.00                     4204.00
                                                         4020.00                     7966.00                     4804.00
12/01                                                    4300.00                     8036.00                     4855.00
                                                         4120.00                     7918.00                     4815.00
                                                         3820.00                     7766.00                     4312.00
                                                         4000.00                     8058.00                     4597.00
                                                         4050.00                     7569.00                     4207.00
                                                         3880.00                     7514.00                     4027.00
6/02                                                     3540.00                     6978.00                     3649.00
                                                         3180.00                     6434.00                     3313.00
                                                         3220.00                     6477.00                     3281.00
                                                         3060.00                     5773.00                     2926.00
                                                         3150.00                     6281.00                     3320.00
                                                         3310.00                     6650.00                     3693.00
12/02                                                    3240.00                     6260.00                     3337.00

                                                               ENDED 12/31/02
                                                        -----------------------------
                                                                             NASDAQ
                                                         FUND     S&P 500   COMPOSITE
-------------------------------------------------------------------------------------
One Year                                                -24.65%   -22.10%    -31.26%
-------------------------------------------------------------------------------------
Three Years                                             -31.32%   -14.54%    -30.80%
-------------------------------------------------------------------------------------
Since Inception
  (12/31/99)                                            -31.27%   -14.43%    -30.59%
-------------------------------------------------------------------------------------

                             THE NEW PARADIGM FUND
                     DECEMBER 31, 1999 -- DECEMBER 31, 2002
[GRAPH]

                                                  NEW PARADIGM FUND --
                                                     INVESTOR CLASS                  S&P 500                NASDAQ COMPOSITE
                                                  --------------------               -------                ----------------
12/31/99                                                10000.00                    10000.00                    10000.00
                                                         9660.00                     9529.00                     9762.00
                                                         9800.00                     9348.00                    11637.00
                                                        10200.00                    10263.00                    11332.00
                                                         8980.00                     9954.00                     9568.00
                                                         8790.00                     9750.00                     8430.00
6/00                                                     8920.00                     9990.00                     9832.00
                                                         8940.00                     9834.00                     9339.00
                                                         9190.00                    10445.00                    10430.00
                                                         9370.00                     9893.00                     9109.00
                                                         9630.00                     9852.00                     8358.00
                                                         9600.00                     9075.00                     6445.00
12/00                                                   10400.00                     9120.00                     6131.00
                                                        10540.00                     9443.00                     6882.00
                                                        10530.00                     8582.00                     5342.00
                                                        10200.00                     8038.00                     4570.00
                                                        10360.00                     8663.00                     5256.00
                                                        10740.00                     8721.00                     5243.00
6/01                                                    10910.00                     8509.00                     5371.00
                                                        10900.00                     8425.00                     5039.00
                                                        10780.00                     7898.00                     4489.00
                                                        10150.00                     7260.00                     3728.00
                                                        10220.00                     7398.00                     4204.00
                                                        10340.00                     7966.00                     4804.00
12/01                                                   10610.00                     8036.00                     4855.00
                                                        10860.00                     7918.00                     4815.00
                                                        11000.00                     7786.00                     4312.00
                                                        11080.00                     8056.00                     4597.00
                                                        11130.00                     7569.00                     4207.00
                                                        10670.00                     7514.00                     4027.00
6/02                                                    10130.00                     6978.00                     3649.00
                                                        10180.00                     6434.00                     3313.00
                                                         9730.00                     6477.00                     3281.00
                                                         9610.00                     5773.00                     2926.00
                                                         9980.00                     6261.00                     3320.00
                                                        10120.00                     6650.00                     3693.00
12/02                                                   10120.00                     6260.00                     3337.00

                                                      ENDED 12/31/02
                       ----------------------------------------------------------------------------
                                   ADVISOR         ADVISOR          ADVISOR
                       INVESTOR    CLASS A         CLASS A          CLASS C                NASDAQ
                        CLASS     (NO LOAD)   (LOAD ADJUSTED)(2)   (NO LOAD)   S&P 500    COMPOSITE
---------------------------------------------------------------------------------------------------
One Year                -4.62%      -4.82%          -10.33%            N/A     -22.10%     -31.26%
---------------------------------------------------------------------------------------------------
Three Years              0.40%        N/A              N/A             N/A     -14.54%     -30.80%
---------------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (12/31/99)             0.40%        N/A              N/A             N/A     -14.43%     -30.59%
---------------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)               N/A       -2.01%           -5.41%            N/A     -16.71%     -22.40%
---------------------------------------------------------------------------------------------------
Since Inception
  Advisor Class C
  (06/28/02)              N/A         N/A              N/A           -5.55%(1) -10.37%(1)   -8.29%(1)
---------------------------------------------------------------------------------------------------

(1) Not annualized.

(2) Reflects front-end sales charge of 5.75%.

                                THE MEDICAL FUND
                    SEPTEMBER 30, 1999 -- DECEMBER 31, 2002
[GRAPH]

                                                   THE MEDICAL FUND --
                                                     INVESTOR CLASS                  S&P 500                NASDAQ COMPOSITE
                                                   -------------------               -------                ----------------
9/30/99                                                 10000.00                    10000.00                    10000.00
                                                        10490.00                    10753.00                    10867.00
                                                        11390.00                    10972.00                    12224.00
12/99                                                   13350.00                    11618.00                    14914.00
                                                        15220.00                    11034.00                    14443.00
                                                        18690.00                    10825.00                    17217.00
                                                        16910.00                    11884.00                    16765.00
                                                        15970.00                    11527.00                    14156.00
                                                        16240.00                    11290.00                    12472.00
6/00                                                    19360.00                    11569.00                    14547.00
                                                        18640.00                    11388.00                    13818.00
                                                        20470.00                    12095.00                    15432.00
                                                        21130.00                    11456.00                    13477.00
                                                        20940.00                    11408.00                    12366.00
                                                        20330.00                    10509.00                     9536.00
12/00                                                   20980.00                    10560.00                     9070.00
                                                        19860.00                    10935.00                    10181.00
                                                        19470.00                     9938.00                     7903.00
                                                        18100.00                     9308.00                     6761.00
                                                        18620.00                    10032.00                     7777.00
                                                        19170.00                    10099.00                     7758.00
6/01                                                    19140.00                     9853.00                     7947.00
                                                        18640.00                     9756.00                     7456.00
                                                        18280.00                     9146.00                     6641.00
                                                        17520.00                     8407.00                     5515.00
                                                        17990.00                     8567.00                     6220.00
                                                        18520.00                     9224.00                     7107.00
12/01                                                   18090.00                     9305.00                     7182.00
                                                        18799.00                     9159.00                     7124.00
                                                        16478.00                     8993.00                     6320.00
                                                        16518.00                     9331.00                     8802.00
                                                        15066.00                     8765.00                     6224.00
                                                        14455.00                     8701.00                     5958.00
6/02                                                    13273.00                     8081.00                     5398.00
                                                        12962.00                     7451.00                     4901.00
                                                        12632.00                     7500.00                     4854.00
                                                        12011.00                     6685.00                     4329.00
                                                        12762.00                     7273.00                     4912.00
                                                        13283.00                     7701.00                     5464.00
12/02                                                   12818.00                     7249.00                     4937.00

                                                       ENDED 12/31/02
                               ---------------------------------------------------------------
                                           ADVISOR         ADVISOR
                               INVESTOR    CLASS A         CLASS A                    NASDAQ
                                CLASS     (NO LOAD)   (LOAD ADJUSTED)(2)   S&P 500   COMPOSITE
----------------------------------------------------------------------------------------------
One Year                        -29.14%    -29.56%          -33.61%        -22.10%    -31.26%
----------------------------------------------------------------------------------------------
Three Years                      -1.35%       N/A              N/A         -14.54%    -30.80%
----------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (9/30/99)                       7.92%       N/A              N/A          -9.41%    -19.48%
----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (4/26/01)                        N/A     -19.30%          -22.44%        -16.71%    -22.40%
----------------------------------------------------------------------------------------------

(2) Reflects front-end sales charge of 5.75%.

                        THE SMALL CAP OPPORTUNITIES FUND
                      MARCH 20, 2000 -- DECEMBER 31, 2002
[GRAPH]

                                                 SMALL CAP OPPORTUNITIES
                                                 FUND -- INVESTOR CLASS              S&P 500                NASDAQ COMPOSITE
                                                 -----------------------             -------                ----------------
3/20/00                                                   10000                       10000                       10000
                                                           9900                       10235                        9531
                                                           9740                        9927                        8047
                                                           9500                        9723                        7090
6/00                                                      10210                        9963                        8270
                                                          11140                        9807                        7855
                                                          12050                       10416                        8773
                                                          10970                        9866                        7662
                                                          10580                        9825                        7030
                                                           9710                        9051                        5421
12/00                                                     11100                        9095                        5156
                                                          12580                        9417                        5788
                                                          12310                        8599                        4493
                                                          12180                        8017                        3844
                                                          12790                        8640                        4421
                                                          13370                        8697                        4410
6/01                                                      13940                        8486                        4518
                                                          13890                        8402                        4238
                                                          13650                        7876                        3775
                                                          12610                        7240                        3135
                                                          13440                        7378                        3536
                                                          14280                        7944                        4040
12/01                                                     14500                        8014                        4083
                                                          14330                        7897                        4050
                                                          13810                        7745                        3627
                                                          14610                        8036                        3867
                                                          14430                        7549                        3538
                                                          14240                        7493                        3387
6/02                                                      13680                        6959                        3059
                                                          11630                        6417                        2786
                                                          11910                        6459                        2759
                                                          10730                        5757                        2461
                                                           9940                        6264                        2792
                                                          10140                        6632                        3106
12/02                                                     10111                        6243                        2807

                                                        ENDED 12/31/02
                                ---------------------------------------------------------------
                                            ADVISOR         ADVISOR
                                INVESTOR    CLASS A         CLASS A                    NASDAQ
                                 CLASS     (NO LOAD)   (LOAD ADJUSTED)(2)   S&P 500   COMPOSITE
-----------------------------------------------------------------------------------------------
One Year                         -30.28%    -30.35%         -34.33%         -22.10%   -31.26%
-----------------------------------------------------------------------------------------------
Since Inception
  Investor Class
  (3/20/00)                        0.39%      N/A              N/A          -15.56%   -36.62%
-----------------------------------------------------------------------------------------------
Since Inception
  Advisor Class A
  (12/31/01)                        N/A     -30.28%         -34.71%         -22.91%   -32.46%
-----------------------------------------------------------------------------------------------

(2) Reflects front-end sales charge of 5.75%.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2002

                                                                    THE INTERNET
                                                   THE INTERNET    EMERGING GROWTH
                                                       FUND             FUND
----------------------------------------------------------------------------------
ASSETS:
  Investments in the Master Portfolios, at
    value*.......................................  $ 190,454,569     $ 3,341,125
  Receivable from Adviser........................             --             697
  Receivable for Master Portfolio interest
    sold.........................................             --           4,312
  Receivable for Fund shares sold................      2,984,174              --
  Prepaid expenses and other assets..............         45,736           6,908
                                                   -------------     -----------
    Total assets.................................    193,484,479       3,353,042
                                                   -------------     -----------
LIABILITIES:
  Payable for Master Portfolio interest
    purchased....................................      1,969,866              --
  Payable to Directors...........................         12,164             170
  Payable for service fees.......................         49,243             721
  Payable for distribution fees..................          2,533              --
  Payable for Fund shares repurchased............      1,014,308           4,312
  Accrued expenses and other liabilities.........        311,578           9,873
                                                   -------------     -----------
    Total liabilities............................      3,359,692          15,076
                                                   -------------     -----------
    Net assets...................................  $ 190,124,787     $ 3,337,966
                                                   =============     ===========
NET ASSETS CONSIST OF:
  Paid in capital................................  $ 465,487,371     $15,399,521
  Accumulated net investment loss................           (909)         (1,558)
  Accumulated net realized loss on investments,
    options and written option contracts.........   (231,777,225)    (10,733,509)
  Net unrealized appreciation (depreciation) on:
    Investments..................................    (43,699,149)     (1,332,341)
    Written option contracts.....................        114,699           5,853
                                                   -------------     -----------
    Net assets...................................  $ 190,124,787     $ 3,337,966
                                                   =============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE --
  INVESTOR CLASS:
  Net assets.....................................  $ 189,618,257     $ 3,337,966
  Shares outstanding.............................     11,360,598       1,029,620
  Net asset value per share (offering and
    redemption price)............................  $       16.69     $      3.24
                                                   =============     ===========
CALCULATION OF NET ASSET VALUE PER SHARE --
  ADVISOR CLASS A:
  Net assets.....................................  $     506,530
  Shares outstanding.............................         30,759
  Net asset value per share......................  $       16.47
                                                   =============
  Offering price per share ($16.47 divided by
    .9425).......................................  $       17.47
                                                   =============

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2002

                                                                THE NEW
                                                               PARADIGM     THE MEDICAL
                                                                 FUND          FUND
---------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............  $10,508,088   $23,432,594
 Receivable from Adviser....................................            4            --
 Receivable for Master Portfolio interest sold..............       20,054        65,732
 Receivable for Fund shares sold............................        2,250        10,467
 Prepaid expenses...........................................       13,374         8,219
                                                              -----------   -----------
   Total assets.............................................   10,543,770    23,517,012
                                                              -----------   -----------
LIABILITIES:
 Payable to Directors.......................................          435         1,256
 Payable for service fees...................................        2,391         5,079
 Payable for distribution fees..............................          399           246
 Payable for Fund shares repurchased........................       22,304        76,199
 Accrued expenses and other liabilities.....................       13,097        35,351
                                                              -----------   -----------
   Total liabilities........................................       38,626       118,131
                                                              -----------   -----------
   Net assets...............................................  $10,505,144   $23,398,881
                                                              ===========   ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................  $10,706,721   $32,231,285
 Accumulated net realized loss on investments, options and
   written option contracts.................................     (550,322)   (2,421,184)
 Net unrealized appreciation (depreciation) on:
   Investments..............................................      353,133    (6,566,950)
   Written option contracts.................................       (4,388)      155,730
                                                              -----------   -----------
   Net assets...............................................  $10,505,144   $23,398,881
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................  $ 5,043,627   $22,604,399
 Shares outstanding.........................................      498,518     1,776,522
 Net asset value per share (offering and redemption
   price)...................................................  $     10.12   $     12.72
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................  $ 4,942,719   $   794,482
 Shares outstanding.........................................      490,615        62,991
 Net asset value per share..................................  $     10.07   $     12.61
                                                              ===========   ===========
 Offering price per share ($10.07 divided by .9425 and
   $12.61 divided by .9425, respectively)...................  $     10.68   $     13.38
                                                              ===========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS C:
 Net assets.................................................  $   518,798
 Shares outstanding.........................................       51,627
 Net asset value per share (offering and redemption
   price)...................................................  $     10.05
                                                              ===========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2002

                                                                THE SMALL     THE KINETICS
                                                                   CAP         GOVERNMENT
                                                              OPPORTUNITIES      MONEY
                                                                  FUND        MARKET FUND
------------------------------------------------------------------------------------------
ASSETS:
 Investments in the Master Portfolios, at value*............   $3,486,221     $128,735,053
 Receivable from Adviser....................................          556            1,464
 Receivable for Master Portfolio interest sold..............       16,123       18,586,238
 Receivable for Fund shares sold............................        6,672          532,014
 Prepaid expenses...........................................        9,585           10,808
                                                               ----------     ------------
   Total assets.............................................    3,519,157      147,865,577
                                                               ----------     ------------
LIABILITIES:
 Payable to Directors.......................................          314            3,800
 Payable for service fees...................................        1,125           23,830
 Payable for distribution fees..............................           46               --
 Payable for Fund shares repurchased........................       22,795       19,118,252
 Accrued expenses and other liabilities.....................        9,869           62,647
                                                               ----------     ------------
   Total liabilities........................................       34,149       19,208,529
                                                               ----------     ------------
   Net assets...............................................   $3,485,008     $128,657,048
                                                               ==========     ============
NET ASSETS CONSIST OF:
 Paid in capital............................................   $5,118,276     $128,657,048
 Accumulated net realized loss on investments, options and
   written option contracts.................................   (1,559,466)              --
 Net unrealized appreciation (depreciation) on:
   Investments..............................................      (78,006)              --
   Written option contracts.................................        4,204               --
                                                               ----------     ------------
   Net assets...............................................   $3,485,008     $128,657,048
                                                               ==========     ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
 Net assets.................................................   $3,312,593     $128,657,048
 Shares outstanding.........................................      329,878      128,657,048
 Net asset value per share (offering and redemption
   price)...................................................   $    10.04     $       1.00
                                                               ==========     ============
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS A:
 Net assets.................................................   $  172,415
 Shares outstanding.........................................       17,196
 Net asset value per share..................................   $    10.03
                                                               ==========
 Offering price per share ($10.03 divided by .9425).........   $    10.64
                                                               ==========

------------------
* Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2002

                                                                             THE INTERNET
                                                              THE INTERNET     EMERGING
                                                                  FUND       GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $    525,505   $     2,941
  Interest..................................................     5,176,970        26,969
  Income from securities lending............................        44,395           488
                                                              ------------   -----------
      Total investment income...............................     5,746,870        30,398
                                                              ------------   -----------
EXPENSES:
  Expenses allocated from Master Portfolios.................     4,315,948        73,544
  Shareholder servicing fees and expenses...................     1,960,331        58,354
  Administration fees.......................................       217,316         3,008
  Reports to shareholders...................................       156,242         3,560
  Registration fees.........................................        29,937         8,422
  Professional fees.........................................       168,629         5,207
  Directors' fees and expenses..............................        41,225           594
  Fund accounting fees......................................        15,643            56
  Distribution fees -- Advisor Class A......................        26,137            --
  Other expenses............................................        23,224           317
                                                              ------------   -----------
      Total expenses........................................     6,954,632       153,062
  Less, expense reimbursement and waiver....................            --       (42,179)
                                                              ------------   -----------
      Net expenses..........................................     6,954,632       110,883
                                                              ------------   -----------
      Net investment loss...................................    (1,207,762)      (80,485)
                                                              ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized loss on:
      Investments and foreign currency......................  (119,736,377)   (2,201,840)
      Written option contracts expired or closed............       (82,961)           --
  Net change in unrealized appreciation of:
      Investments and foreign currency......................    58,895,790     1,045,258
      Written option contracts..............................       270,877         5,853
                                                              ------------   -----------
      Net loss on investments...............................   (60,652,671)   (1,150,729)
                                                              ------------   -----------
      Net decrease in net assets resulting from
        operations..........................................  $(61,860,433)  $(1,231,214)
                                                              ============   ===========
+ Net of Foreign Taxes Withheld of:                           $      2,194   $        --
                                                              ============   ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2002

                                                               THE NEW
                                                              PARADIGM    THE MEDICAL
                                                                FUND          FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................  $  89,503   $    245,480
  Interest..................................................     49,531         62,597
  Income from securities lending............................        907          5,715
                                                              ---------   ------------
      Total investment income...............................    139,941        313,792
                                                              ---------   ------------
EXPENSES:
  Expenses allocated from Master Portfolios.................    167,994        454,441
  Shareholder servicing fees and expenses...................     67,424        205,735
  Administration fees.......................................      7,937         22,265
  Reports to shareholders...................................      8,684         16,187
  Registration fees.........................................     36,539         29,232
  Professional fees.........................................     10,292         20,796
  Directors' fees and expenses..............................      1,831          4,359
  Fund accounting fees......................................      5,086          1,518
  Distribution fees -- Advisor Class A......................     12,176          3,444
  Distribution fees -- Advisor Class C......................      1,335             --
  Other expenses............................................        350          2,949
                                                              ---------   ------------
      Total expenses........................................    319,648        760,926
  Less, expense reimbursement and waiver....................    (23,983)            --
                                                              ---------   ------------
      Net expenses..........................................    295,665        760,926
                                                              ---------   ------------
      Net investment loss...................................   (155,724)      (447,134)
                                                              ---------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................   (453,184)    (2,597,981)
      Written option contracts expired or closed............         --        383,772
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................    116,115     (9,017,586)
      Written option contracts..............................     (4,388)       157,729
                                                              ---------   ------------
      Net loss on investments...............................   (341,457)   (11,074,066)
                                                              ---------   ------------
      Net decrease in net assets resulting from
        operations..........................................  $(497,181)  $(11,521,200)
                                                              =========   ============
+ Net of Foreign Taxes Withheld of:                           $   5,411   $     15,876
                                                              =========   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2002

                                                                              THE KINETICS
                                                              THE SMALL CAP    GOVERNMENT
                                                              OPPORTUNITIES   MONEY MARKET
                                                                  FUND            FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
  Dividends+................................................   $    31,514    $        --
  Interest..................................................        70,263      1,329,355
  Income from securities lending............................           978             --
                                                               -----------    -----------
      Total investment income...............................       102,755      1,329,355
                                                               -----------    -----------
EXPENSES:
  Expenses allocated from Master Portfolios.................       124,234        701,329
  Shareholder servicing fees and expenses...................        49,260        304,787
  Administration fees.......................................         5,405         69,711
  Reports to shareholders...................................         4,296         42,506
  Registration fees.........................................        30,295         32,457
  Professional fees.........................................         6,957         40,056
  Directors' fees and expenses..............................         1,302         12,883
  Fund accounting fees......................................           321             --
  Distribution fees -- Advisor Class A......................           551             --
  Other expenses............................................           252          2,428
                                                               -----------    -----------
      Total expenses........................................       222,873      1,206,157
  Less, expense reimbursement and waiver....................       (15,857)       (53,036)
                                                               -----------    -----------
      Net expenses..........................................       207,016      1,153,121
                                                               -----------    -----------
      Net investment income (loss)..........................      (104,261)       176,234
                                                               -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS:
  Net realized gain (loss) on:
      Investments and foreign currency......................    (1,570,166)            --
      Written option contracts expired or closed............        33,671             --
  Net change in unrealized appreciation (depreciation) of:
      Investments and foreign currency......................      (670,340)            --
      Written option contracts..............................        21,870             --
                                                               -----------    -----------
      Net gain (loss) on investments........................    (2,184,965)            --
                                                               -----------    -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................   $(2,289,226)   $   176,234
                                                               ===========    ===========
+ Net of Foreign Taxes Withheld of:                            $       321    $        --
                                                               ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                               THE INTERNET EMERGING
                                                THE INTERNET FUND                   GROWTH FUND
                                        ---------------------------------   ---------------------------
                                            FOR THE           FOR THE         FOR THE        FOR THE
                                          YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                             2002              2001             2002           2001
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss..................  $    (1,207,762)  $    (2,260,655)  $   (80,485)   $    (33,444)
 Net realized loss on sale of
   investments, foreign currency and
   written option contracts expired or
   closed.............................     (119,819,338)      (77,053,742)   (2,201,840)     (4,593,781)
 Net change in unrealized appreciation
   of investments, foreign currency
   and written options................       59,166,667        46,097,587     1,051,111       5,186,199
                                        ---------------   ---------------   -----------    ------------
     Net increase (decrease) in net
       assets resulting from
       operations.....................      (61,860,433)      (33,216,810)   (1,231,214)        558,974
                                        ---------------   ---------------   -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS --
 INVESTOR CLASS:
 Net investment income................               --                --            --              --
 Net realized gains...................               --                --            --              --
                                        ---------------   ---------------   -----------    ------------
     Total distributions..............               --                --            --              --
                                        ---------------   ---------------   -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS --
 ADVISOR CLASS A:
 Net investment income................               --                --           N/A             N/A
 Net realized gains...................               --                --           N/A             N/A
                                        ---------------   ---------------   -----------    ------------
     Total distributions..............               --                --           N/A             N/A
                                        ---------------   ---------------   -----------    ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold............    5,646,935,786     1,345,739,264       554,524       5,458,877
 Proceeds from shares issued to
   holders in reinvestment of
   dividends..........................               --                --            --              --
 Cost of shares redeemed..............   (5,691,413,210)   (1,447,742,750)   (1,262,818)     (5,118,157)
                                        ---------------   ---------------   -----------    ------------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions.............      (44,477,424)     (102,003,486)     (708,294)        340,720
                                        ---------------   ---------------   -----------    ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold............    1,408,657,744         1,017,841           N/A             N/A
 Proceeds from shares issued to
   holders in reinvestment of
   dividends..........................               --                --           N/A             N/A
 Cost of shares redeemed..............   (1,410,963,079)           (7,877)          N/A             N/A
                                        ---------------   ---------------   -----------    ------------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions.............       (2,305,335)        1,009,964           N/A             N/A
                                        ---------------   ---------------   -----------    ------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS...............................     (108,643,192)     (134,210,332)   (1,939,508)        899,694
NET ASSETS:
 Beginning of period..................      298,767,979       432,978,311     5,277,474       4,377,780
                                        ---------------   ---------------   -----------    ------------
 End of period*.......................  $   190,124,787   $   298,767,979   $ 3,337,966    $  5,277,474
                                        ===============   ===============   ===========    ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                               THE INTERNET EMERGING
                                                THE INTERNET FUND                   GROWTH FUND
                                        ---------------------------------   ---------------------------
                                            FOR THE           FOR THE         FOR THE        FOR THE
                                          YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                             2002              2001             2002           2001
-------------------------------------------------------------------------------------------------------
*Including undistributed net
 investment income (loss) of:.........  $          (909)  $      (168,479)  $    (1,558)   $         --
                                        ---------------   ---------------   -----------    ------------
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold..........................      306,385,784        60,264,960       145,062       1,310,343
 Shares issued in reinvestment of
   dividends and distributions........               --                --            --              --
 Shares redeemed......................     (308,686,468)      (64,552,878)     (342,798)     (1,269,542)
                                        ---------------   ---------------   -----------    ------------
     Net increase (decrease) in shares
       outstanding....................       (2,300,684)       (4,287,918)     (197,736)         40,801
                                        ===============   ===============   ===========    ============
CHANGES IN SHARES OUTSTANDING --
 CLASS A:
 Shares sold..........................       81,574,373            45,213
 Shares issued in reinvestments of
   dividends and distributions........               --                --
 Shares redeemed......................      (81,588,440)             (387)
                                        ---------------   ---------------
   Net increase (decrease) in shares
     outstanding......................          (14,067)           44,826
                                        ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                     THE NEW
                                                  PARADIGM FUND               THE MEDICAL FUND
                                           ---------------------------   ---------------------------
                                             FOR THE        FOR THE        FOR THE        FOR THE
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2002           2001           2002           2001
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss.....................  $  (155,724)   $   (77,555)   $  (447,134)   $   (555,506)
 Net realized gain (loss) on sale of
   investments, foreign currency and
   written option contracts expired or
   closed................................     (453,184)       150,479     (2,214,209)      2,422,273
 Net change in unrealized appreciation
   (depreciation) of investments, foreign
   currency and written options..........      111,727       (134,284)    (8,859,857)    (10,313,497)
                                           ------------   -----------    ------------   ------------
     Net decrease in net assets resulting
       from operations...................     (497,181)       (61,360)   (11,521,200)     (8,446,730)
                                           ------------   -----------    ------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- INVESTOR CLASS:
 Net investment income...................           --             --             --              --
 Net realized gain.......................           --             --       (129,541)        (71,155)
                                           ------------   -----------    ------------   ------------
     Total distributions.................           --             --       (129,541)        (71,155)
                                           ------------   -----------    ------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS A:
 Net investment income...................           --             --             --              --
 Net realized gain.......................           --             --         (4,793)         (2,059)
                                           ------------   -----------    ------------   ------------
     Total distributions.................           --             --         (4,793)         (2,059)
                                           ------------   -----------    ------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS -- ADVISOR CLASS C:
 Net investment income...................           --            N/A            N/A             N/A
 Net realized gain.......................           --            N/A            N/A             N/A
                                           ------------   -----------    ------------   ------------
     Total distributions.................           --            N/A            N/A             N/A
                                           ------------   -----------    ------------   ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
 CLASS:
 Proceeds from shares sold...............   22,426,587      6,516,721     86,853,152      75,656,063
 Proceeds from shares issued to holders
   in reinvestment of dividends..........           --             --        126,906          67,223
 Cost of shares redeemed.................  (21,978,565)    (5,489,417)   (93,675,221)    (90,117,364)
                                           ------------   -----------    ------------   ------------
     Net increase (decrease) in net
       assets resulting from capital
       share transactions................      448,022      1,027,304     (6,695,163)    (14,394,078)
                                           ------------   -----------    ------------   ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS A:
 Proceeds from shares sold...............    3,090,062      4,286,185     65,379,296       1,251,484
 Proceeds from shares issued to holders
   in reinvestment of dividends..........           --             --          4,401           1,976
 Cost of shares redeemed.................   (1,965,920)      (147,033)   (65,253,538)        (33,545)
                                           ------------   -----------    ------------   ------------
     Net increase in net assets resulting
       from capital share transactions...    1,124,142      4,139,152        130,159       1,219,915
                                           ------------   -----------    ------------   ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR
 CLASS C:
 Proceeds from shares sold...............      550,010            N/A            N/A             N/A
 Proceeds from shares issued to holders
   in reinvestment of dividends..........           --            N/A            N/A             N/A
 Cost of shares redeemed.................      (27,997)           N/A            N/A             N/A
                                           ------------   -----------    ------------   ------------
     Net increase in net assets resulting
       from capital share transactions...      522,013            N/A            N/A             N/A
                                           ------------   -----------    ------------   ------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                     THE NEW
                                                  PARADIGM FUND               THE MEDICAL FUND
                                           ---------------------------   ---------------------------
                                             FOR THE        FOR THE        FOR THE        FOR THE
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2002           2001           2002           2001
----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS..................................  $ 1,596,996    $ 5,105,096    $(18,220,538)  $(21,694,107)
NET ASSETS:
 Beginning of period.....................    8,908,148      3,803,052     41,619,419      63,313,526
                                           ------------   -----------    ------------   ------------
 End of period*..........................  $10,505,144    $ 8,908,148    $23,398,881    $ 41,619,419
                                           ============   ===========    ============   ============
*Including undistributed net investment
 income (loss) of:.......................  $        --    $    (4,060)   $        --    $         --
                                           ------------   -----------    ------------   ------------
CHANGES IN SHARES
 OUTSTANDING -- INVESTOR CLASS:
 Shares sold.............................    2,247,157        358,984      6,260,737       3,994,076
 Shares issued in reinvestment of
   dividends and distributions...........           --             --         10,001           3,722
 Shares redeemed.........................   (2,202,818)      (270,421)    (6,732,101)     (4,777,464)
                                           ------------   -----------    ------------   ------------
     Net increase (decrease) in shares
       outstanding.......................       44,339         88,563       (461,363)       (779,666)
                                           ============   ===========    ============   ============
CHANGES IN SHARES OUTSTANDING -- CLASS A:
 Shares sold.............................      293,855        400,888      4,842,360          68,527
 Shares issued in reinvestment of
   dividends and distributions...........           --             --            350             110
 Shares redeemed.........................     (189,746)       (14,382)    (4,846,511)         (1,845)
                                           ------------   -----------    ------------   ------------
     Net increase (decrease) in shares
       outstanding.......................      104,109        386,506         (3,801)         66,792
                                           ============   ===========    ============   ============
CHANGES IN SHARES OUTSTANDING -- CLASS C:
 Shares sold.............................       54,355
 Shares issued on reinvestment of
   dividends and distributions...........           --
 Shares redeemed.........................       (2,728)
                                           ------------
     Net increase in shares
       outstanding.......................       51,627
                                           ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                   THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                            ---------------------------
                                                              FOR THE        FOR THE
                                                             YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31,   DECEMBER 31,
                                                                2002           2001
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss.....................................  $   (104,261)  $    (63,585)
  Net realized gain (loss) on sale of investments, foreign
    currency and written option contracts expired or
    closed................................................    (1,536,495)       232,427
  Net change in unrealized appreciation (depreciation) of
    investments, foreign currency and written options.....      (648,470)       557,121
                                                            ------------   ------------
      Net increase or (decrease) in net assets resulting
        from operations...................................    (2,289,226)       725,963
                                                            ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income...................................            --             --
  Net realized gains......................................       (36,678)            --
                                                            ------------   ------------
      Total distributions.................................       (36,678)            --
                                                            ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS -- ADVISOR CLASS A:
  Net investment income...................................            --             --
  Net realized gains......................................        (1,183)            --
                                                            ------------   ------------
      Total distributions.................................        (1,183)            --
                                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold...............................    74,507,932     26,422,855
  Proceeds from shares issued to holders in reinvestment
    of dividends..........................................        22,807             --
  Cost of shares redeemed.................................   (78,255,929)   (18,399,774)
                                                            ------------   ------------
      Net increase (decrease) in net assets resulting from
        capital share transactions........................    (3,725,190)     8,023,081
                                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS -- ADVISOR CLASS A:
  Proceeds from shares sold...............................       445,436            942
  Proceeds from shares issued to holders in reinvestment
    of dividends..........................................         1,183             --
  Cost of shares redeemed.................................      (176,614)            --
                                                            ------------   ------------
      Net increase in net assets resulting from capital
        share transactions................................       270,005            942
                                                            ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...................    (5,782,272)     8,749,986
NET ASSETS:
Beginning of period.......................................     9,267,280        517,294
                                                            ------------   ------------
End of period*............................................  $  3,485,008   $  9,267,280
                                                            ============   ============
*Including undistributed net investment income of:........  $         --   $         --
                                                            ------------   ------------

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                   THE SMALL CAP
                                                                OPPORTUNITIES FUND
                                                            ---------------------------
                                                              FOR THE        FOR THE
                                                             YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31,   DECEMBER 31,
                                                                2002           2001
---------------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold.............................................     6,817,655      1,991,684
  Shares issued in reinvestment of dividends and
    distributions.........................................         2,290             --
  Shares redeemed.........................................    (7,129,102)    (1,399,263)
                                                            ------------   ------------
      Net increase (decrease) in shares outstanding.......      (309,157)       592,421
                                                            ============   ============
CHANGES IN SHARES OUTSTANDING -- ADVISOR CLASS A:
  Shares sold.............................................        31,522             65
  Shares issued in reinvestment of dividends and
    distributions.........................................           119             --
  Shares redeemed.........................................       (14,510)            --
                                                            ------------   ------------
      Net increase in shares outstanding..................        17,131             65
                                                            ============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                                             THE KINETICS GOVERNMENT
                                                                MONEY MARKET FUND
                                                        ---------------------------------
                                                            FOR THE           FOR THE
                                                          YEAR ENDED        YEAR ENDED
                                                         DECEMBER 31,      DECEMBER 31,
                                                             2002              2001
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...............................  $       176,234   $       895,545
                                                        ---------------   ---------------
      Net increase in net assets resulting from
        operations....................................          176,234           895,545
                                                        ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income...............................         (176,234)         (895,545)
  Net realized gain on securities transactions........               --                --
                                                        ---------------   ---------------
      Total dividends and distributions...............         (176,234)         (895,545)
                                                        ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold.......................    7,257,132,457     1,463,141,832
  Reinvestment of distributions.......................           24,888           680,718
  Cost of shares redeemed.............................   (7,223,386,603)   (1,390,468,240)
                                                        ---------------   ---------------
      Net increase in net assets from capital share
        transactions..................................       33,770,742        73,354,310
                                                        ---------------   ---------------
TOTAL INCREASE IN NET ASSETS..........................       33,770,742        73,354,310
NET ASSETS:
  Beginning of period.................................       94,886,306        21,531,996
                                                        ---------------   ---------------
  End of period*......................................  $   128,657,048   $    94,886,306
                                                        ===============   ===============
*Including undistributed net investment income of:....  $            --   $            --
                                                        ===============   ===============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
  Shares sold.........................................    7,257,132,457     1,463,141,832
  Shares issued in reinvestment of dividends and
    distributions.....................................           24,888           680,718
  Shares redeemed.....................................   (7,223,386,603)   (1,390,468,240)
                                                        ---------------   ---------------
      Net increase in shares outstanding..............       33,770,742        73,354,310
                                                        ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2002

1.   ORGANIZATION

Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is incorporated in the state of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Internet Emerging Growth Fund ("Emerging"),The New Paradigm Fund ("New Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap"), and The Kinetics Government Money Market Fund ("Government") (each a "Feeder Fund" and collectively, the "Feeder Funds"). Investment operations of the Funds began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and New Paradigm), February 3, 2000 (Government), and March 20, 2000 (Small Cap). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").

On April 28, 2000, each Fund in the series, entered into a master-feeder fund structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund's respective interest in the corresponding Master Portfolio as of December 31, 2002 is as follows:

                                                            INTEREST IN
                                                          MASTER PORTFOLIO
                                                          ----------------
Internet Fund.........................................        99.998%
Emerging Fund.........................................        99.872%
New Paradigm Fund.....................................        99.894%
Medical Fund..........................................        99.965%
Small Cap Fund........................................        99.721%
Government Fund.......................................        99.980%

Prior to the conversion to a master-feeder fund structure, on April 28, 2000, each then existing Feeder Fund conducted its own investment operations.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

Effective April 26, 2001, the Internet, New Paradigm and Medical Funds issued an
additional class of shares -- Advisor Class A. Effective           December 31,
2001, the Small Cap Fund issued an additional class of shares -- Advisor Class
A. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the New Paradigm Fund issued an additional class of shares -- Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. The Advisor Class C shares are subject to a contingent deferred sales charge of 1.00% if shares are redeemed within one year. The Investor Class shares do not pay a 12b-1 fee or have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge by the Advisor Class A and Class C shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2002, the Master Portfolios did not hold any investment securities which were determined to be fair valued pursuant to the guidelines adopted by the Board of Trustees.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 3002, The Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3.   INVESTMENT ADVISER

Effective April 28, 2000, the Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio's average daily net assets. Prior to January 1, 2002, the Adviser had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets. The expense cap includes Feeder Fund-specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Adviser may be recovered by the Adviser to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Adviser intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. Waivers and reimbursements by

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

the Adviser in years prior to 2002 which are subject to potential future recovery include:

                                                             2001        2000
                                                            -------    --------
Internet................................................    $    --    $462,775
Emerging................................................    $63,887    $ 15,222
New Paradigm............................................    $45,940    $ 19,743
Medical.................................................    $    --    $ 93,681
Small Cap...............................................    $45,787    $ 11,899
Government..............................................    $44,751    $     --

Although the contractual Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the Adviser has voluntarily agreed to continue to pay all operating expenses in excess of the annual rates represented below. The Adviser may discontinue the voluntary waiver at any time. For the year ended December 31, 2002, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

                                                              INTERNET    EMERGING
                                                              --------    --------
Annual Advisory Rate......................................      1.25%        1.25%
Annual Cap on Expenses -- Investor Class..................        --         2.74%
Annual Cap on Expenses -- Advisor Class A.................        --          N/A
Expenses Reimbursed by Adviser............................     $  --      $42,179

                                                          NEW PARADIGM    MEDICAL
                                                          ------------    -------
Annual Advisory Rate..................................         1.25%        1.25%
Annual Cap on Expenses -- Investor Class..............         2.74%          --
Annual Cap on Expenses -- Advisor Class A.............         2.99%          --
Annual Cap on Expenses -- Advisor Class C.............         3.49%         N/A
Expenses Reimbursed by Adviser........................      $23,983        $  --

                                                          SMALL CAP    GOVERNMENT
                                                          ---------    ----------
Annual Advisory Rate..................................        1.25%        0.50%
Annual Cap on Expenses -- Investor Class..............        2.74%          --
Annual Cap on Expenses -- Advisor Class A.............        2.99%         N/A
Expenses Reimbursed by Adviser........................     $15,857      $53,036

The Adviser receives a shareholder servicing fee from the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents which have a written shareholder servicing agreement with the Adviser and who perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plans"). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B & C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the year ended December 31, 2002, the Advisor Class A shares of the Internet, New Paradigm, Medical and Small Cap Funds were charged 0.25% of the average daily net asset value of their shares to the Distributor or other qualified recipients. Under the second Plan, Advisor Classes B & C shares pay an annual rate of 0.75% of the average daily net asset value of shares. During the year ended December 31, 2002, New Paradigm Class C shares incurred expenses of $1,335, pursuant to the 12b-1 Plan. Through December 31, 2002, the Funds had not issued any Advisor Class B shares. During the year ended December 31, 2002, the Advisor Class A shares of the Internet, New Paradigm, Medical and Small Cap Funds incurred expenses of $26,137, $12,176, $3,444 and $551, respectively, pursuant to the 12b-1 Plan.

4.   INCOME TAXES

At December 31, 2002, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

     FEEDER FUND             2010           2009           2008          2007
     -----------         ------------    -----------    ----------    -----------
Internet.............    $140,178,775    $58,617,473    $       --    $31,189,619
Emerging.............    $  2,635,505    $ 5,481,052    $2,615,474    $        --
New Paradigm.........    $    357,103    $        --    $   86,123    $        --
Medical..............    $  2,056,578    $        --    $       --    $        --
Small Cap............    $  1,437,670    $        --    $       --    $        --

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.

At December 31, 2002, the following Feeder Funds deferred, on a tax basis, post-October losses of:

                        FEEDER FUND                            POST-OCTOBER LOSSES
                        -----------                            -------------------
Emerging...................................................         $  1,479
New Paradigm...............................................          100,414
Small Cap..................................................          121,796

For the year ended December 31, 2002, the Medical Fund paid a short-term capital gain distribution of $0.03363 per share or $56,921 to the Investor Class shares and $2,107 to the Advisor Class A shares which is characterized

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

as ordinary income for income tax purposes. The Medical Fund paid a long-term capital gain distribution of $0.04291 per share or $72,620 to the Investor Class shares and $2,686 to the Advisor Class A shares. The Small Cap Fund paid a short-term capital gain distribution of $0.06727 per share or $36,678 to the Investor Class shares and $1,183 to the Advisor Class A shares which is characterized as ordinary income for income tax purposes. The Government Fund had dividends of $0.00217 per share or $176,234 which are characterized as ordinary income for income tax purposes. There were no tax undistributed amounts as of December 31, 2002.

The tax components of dividends paid during the years ended December 31, 2002 and December 31, 2001, are:

                                         MEDICAL                         SMALL CAP
                              -----------------------------    -----------------------------
                                ORDINARY        LONG-TERM        ORDINARY        LONG-TERM
                                 INCOME       CAPITAL GAINS       INCOME       CAPITAL GAINS
                              DISTRIBUTION    DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
                              ------------    -------------    ------------    -------------
2002......................      $59,028          $75,306         $37,861          $    --
2001......................      $73,214          $    --         $    --          $    --

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                            THE INTERNET FUND
                                                  -------------------------------------
                                                  INVESTOR CLASS        ADVISOR CLASS A
                                                     FOR THE                FOR THE
                                                    YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31,          DECEMBER 31,
                                                       2002                  2002
                                                  --------------        ---------------
PER SHARE DATA(3)
  Net Asset Value,
    Beginning of Period..........................   $   21.80               $21.75
                                                    ---------               ------
  Income from Investment Operations:
    Net investment loss..........................       (0.08)(6)            (0.12)(6)
    Net realized and unrealized gain (loss) on
       investments...............................       (5.03)               (5.16)
                                                    ---------               ------
         Total gain (loss) from investment
           operations............................       (5.11)               (5.28)
                                                    ---------               ------
  Less Distributions:
    From net investment income...................          --                   --
    From net realized gains......................          --                   --
                                                    ---------               ------
         Total distributions.....................          --                   --
                                                    ---------               ------
  Net Asset Value, End of Period.................   $   16.69               $16.47
                                                    =========               ======
  Total Return(5)................................      (23.44)%             (24.28)%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's)..............   $ 189,618               $  507
  Ratio of expenses to average net assets:
       Before expense reimbursement..............        2.42%                2.67%
       After expense reimbursement...............        2.42%                2.67%
  Ratio of net investment loss to average net
    assets:
       Before expense reimbursement..............       (0.41)%              (0.66)%
       After expense reimbursement...............       (0.41)%              (0.66)%
  Portfolio turnover rate........................         N/A                  N/A

------------------
 (+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                               THE INTERNET FUND
---------------------------------------------------------------------------------------------------------------
                          ADVISOR CLASS A
    INVESTOR CLASS           APRIL 26,                 INVESTOR CLASS       INVESTOR CLASS       INVESTOR CLASS
       FOR THE                2001(+)                     FOR THE              FOR THE              FOR THE
      YEAR ENDED              THROUGH                    YEAR ENDED           YEAR ENDED           YEAR ENDED
     DECEMBER 31,          DECEMBER 31,                 DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
         2001                  2001                         2000                 1999                 1998
    --------------        ---------------              --------------       --------------       --------------
       $  24.12               $23.50                      $  49.73            $    15.72             $  5.31
       --------               ------                      --------            ----------             -------
          (0.17)               (0.12)(6)                     (0.76)                (0.30)              (0.08)
          (2.15)               (1.63)                       (24.85)                34.33               10.50
       --------               ------                      --------            ----------             -------
          (2.32)               (1.75)                       (25.61)                34.03               10.42
       --------               ------                      --------            ----------             -------
             --                   --                            --                    --                  --
             --                   --                            --                 (0.02)              (0.01)
       --------               ------                      --------            ----------             -------
             --                   --                            --                 (0.02)              (0.01)
       --------               ------                      --------            ----------             -------
       $  21.80               $21.75                      $  24.12            $    49.73             $ 15.72
       ========               ======                      ========            ==========             =======
          (9.62)%              (7.45)%(1)                   (51.50)%              216.50%             196.14%
       $297,793               $  975                      $432,978            $1,163,097             $22,159
           2.37%                2.62%(2)                      2.06%                 2.00%               3.08%
           2.37%                2.62%(2)                      2.00%                 2.00%               3.08%
          (0.61)%              (0.86)%(2)                    (1.49)%               (1.29)%             (2.92)%
          (0.61)%              (0.86)%(2)                    (1.43)%               (1.29)%             (2.92)%
            N/A                  N/A                            21%(4)                89%                 80%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                     THE INTERNET
                                                 EMERGING GROWTH FUND
                                     --------------------------------------------
                                       FOR THE         FOR THE         FOR THE
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002            2001            2000
                                     ------------    ------------    ------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period.............    $ 4.30          $ 3.69          $10.00
                                        ------          ------          ------
  Income from Investment Operations:
    Net investment loss.............     (0.08)          (0.03)          (0.03)
    Net realized and unrealized gain
       (loss) on investments........     (0.98)           0.64           (6.28)
                                        ------          ------          ------
         Total gain (loss) from
           investment operations....     (1.06)           0.61           (6.31)
                                        ------          ------          ------
  Less Distributions:
    From net investment income......        --              --              --
    From net realized gains.........        --              --              --
                                        ------          ------          ------
         Total distributions........        --              --              --
                                        ------          ------          ------
  Net Asset Value, End of Period....    $ 3.24          $ 4.30          $ 3.69
                                        ======          ======          ======
  Total Return......................    (24.65)%         16.53%         (63.10)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's).........................    $3,338          $5,277          $4,378
  Ratio of expenses to average net
    assets:
       Before expense
         reimbursement..............      3.78%           4.17%           3.33%
       After expense
         reimbursement..............      2.74%           2.74%           2.00%
  Ratio of net investment loss to
    average net assets:
       Before expense
         reimbursement..............     (3.03)%         (2.09)%         (1.76)%
       After expense
         reimbursement..............     (1.99)%         (0.66)%         (0.43)%
  Portfolio turnover rate...........       N/A             N/A              17%(2)

------------------
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

                      (This page intentionally left blank)

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                     THE NEW PARADIGM FUND
                                      ---------------------------------------------------
                                                                          ADVISOR CLASS C
                                      INVESTOR CLASS   ADVISOR CLASS A     JUNE 28, 2002
                                         FOR THE           FOR THE              (+)
                                        YEAR ENDED       YEAR ENDED           THROUGH
                                       DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                           2002             2002               2002
                                      --------------   ---------------    ---------------
PER SHARE DATA(1)
  Net Asset Value,
    Beginning of Period.............      $10.61           $10.58             $10.64
                                          ------           ------             ------
  Income from Investment Operations:
    Net investment loss.............       (0.14)           (0.17)             (0.11)
    Net realized and unrealized gain
      (loss) on investments.........       (0.35)           (0.34)             (0.48)
                                          ------           ------             ------
         Total gain (loss) from
           investment operations....       (0.49)           (0.51)             (0.59)
                                          ------           ------             ------
  Less Distributions:
    From net investment income......          --               --                 --
    From net realized gains.........          --               --                 --
                                          ------           ------             ------
         Total distributions........          --               --                 --
                                          ------           ------             ------
  Net Asset Value, End of Period....      $10.12           $10.07             $10.05
                                          ======           ======             ======
  Total Return(6)...................       (4.62)%          (4.82)%            (5.55)(4)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's).........................      $5,044           $4,943             $  519
  Ratio of expenses to average net
    assets:
      Before expense
         reimbursement..............        2.97%            3.22%              3.72%(5)
      After expense reimbursement...        2.74%            2.99%              3.49%(5)
  Ratio of net investment loss to
    average net assets:
      Before expense
         reimbursement..............       (1.61)%          (1.86)%            (2.36)%(5)
      After expense reimbursement...       (1.38)%          (1.63)%            (2.13)%(5)
  Portfolio turnover rate...........         N/A              N/A                N/A

------------------
 (+) Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(3) The amount is less than $0.005 per share.
(4) Not annualized.
(5) Annualized.
(6) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                      THE NEW PARADIGM FUND
    ----------------------------------------------------------
                         ADVISOR CLASS A
    INVESTOR CLASS        APRIL 26, 2001        INVESTOR CLASS
       FOR THE                 (+)                 FOR THE
      YEAR ENDED             THROUGH              YEAR ENDED
     DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
         2001                  2001                  2000
    --------------       ----------------       --------------
        $10.40                $10.42                $10.00
        ------                ------                ------
         (0.13)                (0.10)(7)             (0.00)(3)
          0.34                  0.26                  0.40
        ------                ------                ------
          0.21                  0.16                  0.40
        ------                ------                ------
            --                    --                    --
            --                    --                    --
        ------                ------                ------
            --                    --                    --
        ------                ------                ------
        $10.61                $10.58                $10.40
        ======                ======                ======
          2.02%                 1.54%(4)              4.00%
        $4,817                $4,091                $3,803
          3.47%                 3.72%(5)              4.96%
          2.74%                 2.99%(5)              2.00%
         (1.91)%               (2.16)%(5)            (3.02)%
         (1.18)%               (1.43)%(5)            (0.06)%
           N/A                   N/A                     5%(2)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                            THE MEDICAL FUND
                                                  -------------------------------------
                                                  INVESTOR CLASS        ADVISOR CLASS A
                                                     FOR THE                FOR THE
                                                    YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31,          DECEMBER 31,
                                                       2002                  2002
                                                  --------------        ---------------
PER SHARE DATA(3)
  Net Asset Value, Beginning of Period...........    $ 18.06                $18.01
                                                     -------                ------
  Income from Investment Operations:
    Net investment loss..........................      (0.21)                (0.24)
    Net realized and unrealized gain (loss) on
       investments...............................      (5.05)                (5.08)
                                                     -------                ------
         Total gain (loss) from investment
           operations............................      (5.26)                (5.32)
                                                     -------                ------
  Less Distributions:
    From net investment income...................         --                    --
    From net realized gains......................      (0.08)                (0.08)
                                                     -------                ------
         Total distributions.....................      (0.08)                (0.08)
                                                     -------                ------
  Net Asset Value, End of Period.................    $ 12.72                $12.61
                                                     =======                ======
  Total Return(5)................................     (29.14)%              (29.56)%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's)..............    $22,604                $  794
  Ratio of expenses to average net assets:
       Before expense reimbursement..............       2.55%                 2.80%
       After expense reimbursement...............       2.55%                 2.80%
  Ratio of net investment loss to average net
    assets:
       Before expense reimbursement..............      (1.49)%               (1.74)%
       After expense reimbursement...............      (1.49)%               (1.74)%
  Portfolio turnover rate........................        N/A                   N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                     See Notes to the Financial Statements.

                                    THE MEDICAL FUND
    --------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
    INVESTOR CLASS        ADVISOR CLASS A        INVESTOR CLASS       SEPTEMBER 30,
       FOR THE           APRIL 26, 2001(+)          FOR THE              1999(+)
      YEAR ENDED              THROUGH              YEAR ENDED            THROUGH
     DECEMBER 31,          DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
         2001                  2001                   2000                 1999
    --------------       -----------------       --------------       --------------
        $ 20.98                $18.24                $ 13.35              $10.00
        -------                ------                -------              ------
          (0.25)                (0.17)(6)              (0.15)              (0.02)
          (2.64)                (0.03)                  7.78                3.37
        -------                ------                -------              ------
          (2.89)                (0.20)                  7.63                3.35
        -------                ------                -------              ------
             --                    --                     --                  --
          (0.03)                (0.03)                    --                  --
        -------                ------                -------              ------
          (0.03)                (0.03)                    --                  --
        -------                ------                -------              ------
        $ 18.06                $18.01                $ 20.98              $13.35
        =======                ======                =======              ======
         (13.77)%               (1.09)%(1)             57.15%              33.50%(1)
        $40,416                $1,203                $63,314              $6,944
           2.28%                 2.53%(2)               2.21%               5.99%(2)
           2.28%                 2.53%(2)               2.00%               2.00%(2)
          (1.17)%               (1.42)%(2)             (1.24)%             (5.24)%(2)
          (1.17)%               (1.42)%(2)             (1.03)%             (1.25)%(2)
            N/A                   N/A                      1%(4)               1%

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                                           THE SMALL CAP
                                                         OPPORTUNITIES FUND
                                                  --------------------------------
                                                  INVESTOR CLASS   ADVISOR CLASS A
                                                     FOR THE           FOR THE
                                                    YEAR ENDED       YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31,
                                                       2002             2002
                                                  --------------   ---------------
PER SHARE DATA(3)
  Net Asset Value,
    Beginning of Period..........................     $14.50           $14.50
                                                      ------           ------
  Income from Investment Operations:
    Net investment income (loss).................      (0.18)(6)        (0.20)(6)
    Net realized and unrealized gain (loss) on
       investments...............................      (4.21)           (4.20)
                                                      ------           ------
         Total gain (loss) from investment
           operations............................      (4.39)           (4.40)
                                                      ------           ------
  Less Distributions:
    From net investment income...................         --               --
    From net realized gains......................      (0.07)           (0.07)
                                                      ------           ------
         Total distributions.....................      (0.07)           (0.07)
                                                      ------           ------
  Net Asset Value, End of Period.................     $10.04           $10.03
                                                      ======           ======
  Total Return(5)................................     (30.28)%         (30.35)%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000's)..............     $3,313           $  172
  Ratio of expenses to average net assets:
       Before expense reimbursement..............       2.95%            3.20%
       After expense reimbursement...............       2.74%            2.99%
  Ratio of net investment income (loss) to
    average net assets:
       Before expense reimbursement..............      (1.59)%          (1.84)%
       After expense reimbursement...............      (1.38)%          (1.63)%
  Portfolio turnover rate........................        N/A              N/A

------------------
(+) Commencement of operations.
(1) Not annualized.
(2) Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which Feeder Fund entered into a master-feeder fund structure).
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

                          THE SMALL CAP
                       OPPORTUNITIES FUND
    ---------------------------------------------------------
                                               INVESTOR CLASS
    INVESTOR CLASS                               MARCH 20,
       FOR THE                                    2000(+)
      YEAR ENDED         ADVISOR CLASS A          THROUGH
     DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
         2001                2001(+)                2000
    --------------       ---------------       --------------
        $11.10               $14.50                $10.00
        ------               ------                ------
         (0.19)(6)               --                 (0.00)(7)
          3.59                   --                  1.10
        ------               ------                ------
          3.40                   --                  1.10
        ------               ------                ------
            --                   --                    --
            --                   --                    --
        ------               ------                ------
            --                   --                    --
        ------               ------                ------
        $14.50               $14.50                $11.10
        ======               ======                ======
         30.63%                0.00%(1)             11.00%(1)
        $9,266               $    1                $  517
          3.73%                 N/A                 24.50%(2)
          2.74%                 N/A                  2.00%(2)
         (2.37)%                N/A                (22.59)%(2)
         (1.38)%                N/A                 (0.09)%(2)
           N/A                  N/A                     8%(4)

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- FEEDER FUNDS
 FINANCIAL HIGHLIGHTS

                                      THE KINETICS GOVERNMENT MONEY MARKET FUND
                                      ------------------------------------------
                                                                    FEBRUARY 3,
                                        FOR THE        FOR THE        2000(+)
                                       YEAR ENDED     YEAR ENDED      THROUGH
                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          2002           2001           2000
                                      ------------   ------------   ------------
PER SHARE DATA(3)
  Net Asset Value, Beginning of
    Period...........................   $   1.00       $  1.00        $  1.00
                                        --------       -------        -------
  Income from Investment Operations:
    Net investment income............       0.00(4)       0.02           0.04
    Net realized and unrealized gain
       (loss) on investments.........         --            --             --
                                        --------       -------        -------
         Total gain from investment
           operations................       0.00(4)       0.02           0.04
                                        --------       -------        -------
  Less Distributions:
    From net investment income.......      (0.00)(4)     (0.02)         (0.04)
    From net realized gains..........         --            --             --
                                        --------       -------        -------
         Total distributions.........         --         (0.02)         (0.04)
                                        --------       -------        -------
  Net Asset Value, End of Period.....   $   1.00       $  1.00        $  1.00
                                        ========       =======        =======
  Total Return.......................       0.22%         2.36%          4.20%(1)
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period
    (000's)..........................   $128,657       $94,886        $21,532
  Ratio of expenses to average net
    assets:
       Before expense
         reimbursement...............       1.29%         1.35%          1.43%(2)
       After expense reimbursement...       1.23%         1.24%          1.25%(2)
  Ratio of net investment income to
    average net assets:
       Before expense
         reimbursement...............       0.13%         2.12%          4.61%(2)
       After expense reimbursement...       0.19%         2.23%          4.79%(2)
  Portfolio turnover rate............        N/A           N/A            N/A

------------------
(+)  Commencement of operations.
(1)  Not annualized.
(2)  Annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4)  The amount listed is less than $0.005 per share.

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC.
 REPORT OF INDEPENDENT ACCOUNTANTS

     To the Board of Directors and Shareholders of Kinetics Mutual Funds, Inc.

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Internet Fund, The Internet Emerging Growth Fund, The New Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund and The Kinetics Government Money Market Fund (each a series of Kinetics Mutual Funds, Inc., hereafter referred to as the "Funds") at December 31, 2002, and the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements and the financial highlights of the Funds for the year ended December 31, 1999, and each of the preceding periods presented were audited by other independent accountants, whose report dated January 18, 2000 expressed an unqualified opinion on those statements.

     [PRICEWATERHOUSEECOOPERS LLP]
     PricewaterhouseCoopers LLP
     Milwaukee, Wisconsin
     February 25, 2003

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2002

COMMON STOCKS -- 73.53%+                       SHARES          VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.54%+
PrimaCom AG ADR*.........................        580,000    $    145,000
UnitedGlobalCom, Inc. -- Class A*........      1,140,000       2,736,000
United Pan-Europe Communications N.V. --
  Class A ADR*(2)........................      1,400,000          56,000
                                                            ------------
                                                               2,937,000
                                                            ------------
BUSINESS SERVICES -- 9.03%+
FIND/SVP, Inc.*..........................          5,000           6,650
Giga Information Group, Inc.*............         90,000         112,500
Kroll, Inc.*(2)..........................        895,000      17,076,600
Sotheby's Holdings, Inc. Class -- A*.....          1,000           9,000
                                                            ------------
                                                              17,204,750
                                                            ------------
COMPUTER HARDWARE/SOFTWARE -- 0.39%+
Comdisco Holding Company, Inc.*..........          9,500         741,000
Psion PLC*...............................         10,000           8,292
                                                            ------------
                                                                 749,292
                                                            ------------
COMPUTER SERVICES -- 3.70%+
CACI International, Inc. -- Class A*.....        150,000       5,346,000
Dynamics Research Corporation*...........         45,000         630,450
Fidelity National Information Solutions,
  Inc.*(2)...............................         60,000       1,035,000
Network Associates, Inc.*................          2,025          32,582
                                                            ------------
                                                               7,044,032
                                                            ------------
E-BUSINESS SERVICES -- 1.52%+
Harris Interactive, Inc.*................        980,000       2,891,000
                                                            ------------
E-COMMERCE -- 13.17%+
CheckFree Corporation*(2)................        401,900       6,430,802
eSPEED, Inc. -- Class A*.................        875,000      14,823,375
E*TRADE Group, Inc.*(2)..................        250,000       1,215,000
Getty Images, Inc.*......................          4,400         134,420
MarketWatch.com, Inc.*...................        244,000       1,193,404
Ticketmaster -- Class B*.................         60,000       1,273,200
                                                            ------------
                                                              25,070,201
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
FINANCE -- 5.36%+
Deutsche Boerse AG.......................        105,000    $  4,187,218
Euronext NV..............................        250,000       5,509,497
London Stock Exchange PLC................        100,000         508,372
                                                            ------------
                                                              10,205,087
                                                            ------------
HOLDING COMPANIES -- 13.56%+
Groupe Bruxelles Lambert S.A.............        210,000       8,597,020
Leucadia National Corporation............        299,600      11,178,076
Pargesa Holding AG -- Class B............          3,350       6,056,990
                                                            ------------
                                                              25,832,086
                                                            ------------
INFRASTRUCTURE -- 7.73%+
Commonwealth Telephone Enterprises,
  Inc.*..................................        251,500       9,013,760
Commonwealth Telephone Enterprises,
  Inc. -- Class B*(2)....................         14,000         514,500
General Motors Corporation -- Class H*...          5,300          56,710
Lynch Corporation*.......................         18,800         145,700
Lynch Interactive Corporation*...........        186,990       4,955,235
Sunshine PCS Corporation -- Class A*.....        149,890          29,978
                                                            ------------
                                                              14,715,883
                                                            ------------
INTERNET TECHNOLOGY/HARDWARE -- 0.84%+
Dell Computer Corporation*...............         60,000       1,604,400
                                                            ------------
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 1.41%+
Level 3 Communications, Inc.*............        550,000       2,695,000
                                                            ------------
INTERNET TECHNOLOGY/SOFTWARE -- 5.50%+
BARRA, Inc.*(2)..........................        188,000       5,702,040
Cognizant Technology Solutions
  Corporation*(2)........................         66,000       4,767,180
                                                            ------------
                                                              10,469,220
                                                            ------------
MANUFACTURING -- 0.01%+
Morgan Group Holding Company*............        182,190          12,298
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                               SHARES          VALUE
------------------------------------------------------------------------
MEDIA CONTENT -- 7.06%+
Ascent Media Group, Inc.*................        250,000    $    280,000
Liberty Media Corporation -- Class A*....        440,000       3,933,600
The E.W. Scripps Company -- Class A......         28,000       2,154,600
The Washington Post Company -- Class
  B(2)...................................          9,600       7,084,800
                                                            ------------
                                                              13,453,000
                                                            ------------
PROPERTY/CASUALTY INSURANCE -- 1.55%+
Fidelity National Financial, Inc.........         90,000       2,954,700
                                                            ------------
PUBLISHING -- 1.14%+
John Wiley & Sons, Inc. -- Class A.......         66,000       1,584,660
R.H. Donnelley Corporation*..............         20,000         586,200
Value Line, Inc..........................            100           4,344
                                                            ------------
                                                               2,175,204
                                                            ------------
SECURITIES EXCHANGES -- 0.02%+
Nasdaq Stock Market, Inc.*...............          3,000          30,000
                                                            ------------
TOTAL COMMON STOCKS
  (cost $179,021,089)....................                    140,043,153
                                                            ------------

PREFERRED STOCKS -- 2.73%+
------------------------------------------------------------------------
ENTERTAINMENT -- 0.06%+
Marvel Enterprises, Inc., CLB, 8.000%,
  10/1/2011..............................         11,714         114,212
                                                            ------------
E-COMMERCE -- 2.67%+
USA Interactive, CLB, 1.990%, 2/4/2022...        108,104       5,080,888
                                                            ------------
TOTAL PREFERRED STOCKS
  (cost $5,184,672)......................                      5,195,100
                                                            ------------

                                              PRINCIPAL
CORPORATE BONDS -- 4.14%+                      AMOUNT
------------------------------------------------------------------------
ACCESS/BROADBAND -- 0.59%+
UnitedGlobalCom, Inc., CLB, 0.000%,
  2/15/2008*(+)..........................    $ 2,000,000       1,125,000
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                              PRINCIPAL
                                               AMOUNT          VALUE
------------------------------------------------------------------------
zINTERNET TECHNOLOGY
  INFRASTRUCTURE -- 3.55%+
Level 3 Communications, Inc., CLB,
  11.250%, 3/15/2010*(+).................    $ 1,200,000    $    805,961
Level 3 Communications, Inc., CLB,
  0.000%, 3/15/2010*(+)..................     16,900,000       5,957,250
                                                            ------------
                                                               6,763,211
                                                            ------------
TOTAL CORPORATE BONDS
  (cost $8,975,291)......................                      7,888,211
                                                            ------------

CORPORATE BONDS -- CONVERTIBLE -- 7.71%+
------------------------------------------------------------------------
zINTERNET TECHNOLOGY INFRASTRUCTURE --
  1.00%+
Level 3 Communications, Inc., CLB,
  6.000%, 3/15/2010*(2)..................      4,600,000       1,897,500
                                                            ------------
VENTURE CAPITAL -- 6.71%+
Safeguard Scientifics, Inc., CLB, 5.000%,
  6/15/2006*.............................     20,300,000      12,789,000
                                                            ------------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $17,709,615).....................                     14,686,500
                                                            ------------

RIGHTS -- 0.12%+                               SHARES
------------------------------------------------------------------------
zCONTINGENT VALUE RIGHTS -- 0.12%+
Comdisco Holding Company, Inc.#..........      2,685,166         220,183
                                                            ------------
TOTAL RIGHTS (cost $220,225).............                        220,183
                                                            ------------

PUT OPTIONS PURCHASED -- 0.71%+               CONTRACTS
------------------------------------------------------------------------
zDell Computer Corporation
  Expiring January 2005 at $25.00........            900         490,500
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                              CONTRACTS        VALUE
------------------------------------------------------------------------
EBAY, INC.
  Expiring January 2004 at $30.00........             50    $      6,125
  Expiring January 2005 at $40.00........             25          14,875
  Expiring January 2005 at $70.00........             25          46,500
                                                            ------------
                                                                  67,500
                                                            ------------
LIBERTY MEDIA CORPORATION
  Expiring January 2003 at $5.00.........          1,400           7,000
  Expiring January 2003 at $7.50.........          1,400          10,500
  Expiring January 2003 at $10.00........            900         103,500
  Expiring January 2004 at $5.00.........          1,800          94,500
  Expiring January 2004 at $7.50.........          1,600         180,000
  Expiring January 2004 at $10.00........            600         142,500
  Expiring January 2005 at $5.00.........          2,600         234,000
  Expiring January 2005 at $10.00........            100          30,000
                                                            ------------
                                                                 802,000
                                                            ------------
TOTAL PUT OPTIONS PURCHASED
  (cost $1,991,362)......................                      1,360,000
                                                            ------------

                                              PRINCIPAL
                                               AMOUNT
SHORT-TERM INVESTMENTS -- 10.73%+             OR SHARES
------------------------------------------------------------------------

DISCOUNT NOTES -- 7.43%+
Federal Home Loan Bank Discount Note,(1)
  0.6500%, 1/2/2003......................    $14,145,000      14,144,745
                                                            ------------
INVESTMENT COMPANIES -- 3.30%+
First American Prime Obligations Fund --
  Class I................................      6,295,893       6,295,893
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $20,440,638).....................                     20,440,638
                                                            ------------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

INVESTMENTS PURCHASED WITH                    PRINCIPAL
CASH PROCEEDS FROM SECURITIES                  AMOUNT
LENDING -- 10.26%+                            OR SHARES        VALUE
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.71%+
AIM Liquid Assets
  Portfolio -- Institutional Class.......        116,717    $    116,717
Merrill Lynch Premier Institutional
  Fund...................................      1,233,906       1,233,906
                                                            ------------
TOTAL INVESTMENT COMPANIES
  (cost $1,350,623)......................                      1,350,623
                                                            ------------
REPURCHASE AGREEMENTS -- 9.55%+
CS First Boston Repurchase Agreement,
  1.3725%, 1/2/2003
  (Cost $18,191,481)(3)..................    $18,191,481      18,191,481
                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $19,542,104).....................                     19,542,104
                                                            ------------
TOTAL INVESTMENTS -- 109.93%+
  (COST $253,084,996)....................                   $209,375,889
                                                            ============

------------------
* -- Non-income producing security.
(+) -- Security has a stepped rate. The rate listed is as of December 31, 2002. + -- Calculated as a percentage of net assets.
# -- Contingent value right (contingent upon profitability of company).
ADR -- American Depository Receipts.
(1) -- All or a portion of the shares have been committed as collateral for written option contracts.
(2) -- This security or a portion of this security was out on loan at December 31, 2002. Total loaned securities had a market value of $18,393,022 at December 31, 2002.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2002

COMMON STOCKS -- 42.81%+                          SHARES        VALUE
------------------------------------------------------------------------
ACCESS/BROADBAND -- 1.68%+
UTStarcom, Inc.*............................         2,600    $   51,558
XM Satellite Radio Holdings, Inc. -- Class
  A*(2).....................................         1,700         4,573
                                                              ----------
                                                                  56,131
                                                              ----------
BUSINESS SERVICES -- 13.26%+
eSPEED, Inc. -- Class A*....................         4,100        69,458
FactSet Research Systems, Inc. .............           400        11,308
Interactive Data Corporation*...............        15,500       213,125
InterCept, Inc.*............................         1,400        23,703
John H. Harland Company.....................         1,000        22,130
NetRatings, Inc.*...........................         5,700        41,034
Register.com, Inc.*.........................        14,000        63,000
                                                              ----------
                                                                 443,758
                                                              ----------
COMPUTER SERVICES -- 2.36%+
Fidelity National Information Solutions,
  Inc.*(2)..................................         4,572        78,867
                                                              ----------
HOLDING COMPANY -- 4.81%+
Groupe Bruxelles Lambert S.A................           600        24,563
Naspers Limited ADR*........................         5,047       136,269
                                                              ----------
                                                                 160,832
                                                              ----------
INFRASTRUCTURE -- 10.69%+
Global Light Telecommunications, Inc.*......        34,000             7
IDT Corporation*............................         5,300        91,637
IDT Corporation -- Class B*.................         5,300        82,203
ITXC Corporation*...........................         2,000         4,640
Lynch Interactive Corporation*..............         6,100       161,650
RADWARE, Ltd.*..............................         2,000        16,160
Sunshine PCS Corporation -- Class A*........         6,000         1,200
                                                              ----------
                                                                 357,497
                                                              ----------
INTERNET TECHNOLOGY/HARDWARE -- 2.05%+
CompuCom Systems, Inc.*.....................        12,200        68,442
                                                              ----------
INTERNET TECHNOLOGY/SOFTWARE -- 4.01%+
BARRA, Inc.*................................         2,000        60,660
Gemstar -- TV Guide International, Inc.*....         5,000        16,250
OneSource Information Services, Inc.*.......           300         2,310

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                                  SHARES        VALUE
------------------------------------------------------------------------
INTERNET TECHNOLOGY/SOFTWARE -- (CONTINUED)
ProQuest Company*...........................         2,800    $   54,880
                                                              ----------
                                                                 134,100
                                                              ----------
MANUFACTURING -- 0.01%+
Morgan Group Holding Company*...............         6,100           412
                                                              ----------
MEDIA CONTENT -- 0.15%+
Ascent Media Group, Inc.*...................         4,400         4,928
                                                              ----------
TELECOMMUNICATIONS -- 1.66%+
Warwick Valley Telephone Company............           800        55,600
                                                              ----------
VENTURE CAPITAL -- 2.13%+
Comdisco Holding Company, Inc.*.............           300        23,400
Tredegar Corporation........................         3,200        48,000
                                                              ----------
                                                                  71,400
                                                              ----------
TOTAL COMMON STOCKS (cost $2,770,794).......                   1,431,967
                                                              ----------
CORPORATE BONDS -- CONVERTIBLE --               PRINCIPAL
2.22%+                                            AMOUNT
------------------------------------------------------------------------
FINANCE -- 2.22%+
E*TRADE Group, Inc., CLB, 6.000%,
  2/1/2007..................................    $  100,000        74,375
                                                              ----------
TOTAL CORPORATE BONDS -- CONVERTIBLE (cost
  $66,048)..................................                      74,375
                                                              ----------
PUT OPTIONS PURCHASED -- 0.02%+                 CONTRACTS
------------------------------------------------------------------------
E*TRADE Group, Inc. Expiring April 2003 at
  $2.50.....................................            55           825
                                                              ----------
TOTAL PUT OPTIONS PURCHASED (cost $3,218)...                         825
                                                              ----------
                                                PRINCIPAL
SHORT-TERM INVESTMENTS -- 55.40%+                 AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 53.87%+
Federal Home Loan Bank Discount Note,
  0.6501%, 1/2/2003.........................    $1,802,000     1,801,967
                                                              ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                                PRINCIPAL
                                                  AMOUNT        VALUE
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** -- 1.53%+
American Family, 1.0415%....................    $   50,121    $   50,121
Wisconsin Corporate Central Credit Union,
  1.0900%...................................           611           611
Wisconsin Electric Power Company, 1.0414%...           574           574
                                                              ----------
                                                                  51,306
                                                              ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,853,273).........................                   1,853,273
                                                              ----------
                                                PRINCIPAL
INVESTMENTS PURCHASED WITH CASH PROCEEDS          AMOUNT
FROM SECURITIES LENDING -- 2.71%+               OR SHARES
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.19%+
AIM Liquid Assets Portfolio --
  Institutional Class.......................           542           542
Merrill Lynch Premier Institutional Fund....         5,733         5,733
                                                              ----------
TOTAL INVESTMENT COMPANIES (cost $6,275)....                       6,275
                                                              ----------
REPURCHASE AGREEMENTS -- 2.52%+
CS First Boston Repurchase Agreement,
  1.3725%, 1/2/2003 (Cost $84,521)(3).......    $   84,521        84,521
                                                              ----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES
  LENDING (cost $90,796)....................                      90,796
                                                              ----------
TOTAL INVESTMENTS -- 103.16%+
  (COST $4,784,129).........................                  $3,451,236
                                                              ==========

------------------
*  -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate changes periodically on specified dates. The rates listed are as of December 31, 2002.
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of net assets.
(2) -- This security or a portion of this security was out on loan at December 31, 2002. Total loaned securities had a market value of $83,440 at December 31, 2002.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2002

COMMON STOCKS -- 84.84%+                        SHARES        VALUE
----------------------------------------------------------------------
AGRICULTURE -- 0.05%+
Archer-Daniels-Midland Company..............         400   $     4,960
                                                           -----------
BEVERAGES -- 0.03%+
Taittinger S.A. ............................          25         2,970
                                                           -----------
BUSINESS SERVICES -- 0.12%+
Moody's Corporation.........................         300        12,387
                                                           -----------
DIVERSIFIED OPERATIONS -- 0.19%+
Brascan Corporation -- Class A..............       1,000        20,500
                                                           -----------
ENERGY -- 6.61%+
El Paso Corporation.........................         400         2,784
Encana Corp. ...............................       1,800        55,980
Suncor Energy, Inc. ........................       9,600       150,432
The Williams Companies, Inc.(2).............     180,000       486,000
                                                           -----------
                                                               695,196
                                                           -----------
FINANCE -- 8.01%+
Deutsche Boerse AG..........................       2,400        95,708
Euronext NV.................................       9,600       211,565
Fifth Third Bancorp.........................         450        26,348
London Stock Exchange PLC...................       8,000        40,670
M&T Bank Corporation........................       4,000       317,400
The Dun & Bradstreet Corporation*...........       3,600       124,164
The Goldman Sachs Group, Inc................         400        27,240
                                                           -----------
                                                               843,095
                                                           -----------
HOLDING COMPANIES -- 17.95%+
Berkshire Hathaway, Inc. -- Class B*........         180       436,140
Groupe Bruxelles Lambert S.A. ..............      18,000       736,887
Leucadia National Corporation(2)............      14,400       537,264
Pargesa Holding AG -- Class B...............          48        86,787
Power Corporation of Canada.................       4,000        91,151
                                                           -----------
                                                             1,888,229
                                                           -----------
HOSPITALITY -- 0.06%+
Societe du Louvre...........................         100         6,611
                                                           -----------
INTERNET TECHNOLOGY/SOFTWARE -- 0.58%+
BARRA, Inc.*................................       2,000        60,660
                                                           -----------
MANUFACTURING -- 0.00%+
Morgan Group Holding Company*...............       1,200            81
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
MEDIA CONTENT -- 7.86%+
Dow Jones & Company, Inc. ..................         100   $     4,323
Meredith Corporation........................       3,000       123,330
Pearson PLC ADR.............................       1,175        10,986
The E.W. Scripps Company -- Class A.........       5,000       384,750
The New York Times Company -- Class A.......         600        27,438
The Walt Disney Company.....................       1,850        30,173
The Washington Post Company -- Class B(2)...         300       221,400
Tribune Company.............................         525        23,866
                                                           -----------
                                                               826,266
                                                           -----------
MINING -- 6.63%+
Anglo American PLC -- ADR(2)................      12,000       175,200
Newmont Mining Corporation..................      18,000       522,540
                                                           -----------
                                                               697,740
                                                           -----------
PHARMACEUTICALS -- 0.73%+
Bristol-Myers Squibb Company................         600        13,890
Merck & Co., Inc. ..........................         600        33,966
Pfizer, Inc. ...............................         800        24,456
Schering-Plough Corporation.................         200         4,440
                                                           -----------
                                                                76,752
                                                           -----------
PROPERTY/CASUALTY INSURANCE -- 15.74%+
Alleghany Corporation*......................       2,076       368,490
Markel Corporation*(2)......................         600       123,300
The Progressive Corporation.................       3,000       148,890
Wesco Financial Corporation.................       1,400       433,930
White Mountains Insurance Group, Ltd. ......       1,800       581,400
                                                           -----------
                                                             1,656,010
                                                           -----------
PUBLISHING -- 2.73%+
John Wiley & Sons, Inc. -- Class A..........       2,000        48,020
John Wiley & Sons, Inc. -- Class B..........      10,000       238,700
                                                           -----------
                                                               286,720
                                                           -----------
REAL ESTATE DEVELOPMENT -- 1.14%+
Catellus Development Corporation*...........       3,600        71,460
Texas Pacific Land Trust....................       1,200        48,840
                                                           -----------
                                                               120,300
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                                SHARES        VALUE
----------------------------------------------------------------------
SECURITIES EXCHANGES -- 0.04%+
The Chicago Mercantile Exchange.............         100   $     4,366
                                                           -----------
TITLE INSURANCE -- 5.62%+
Fidelity National Financial, Inc. ..........      18,000       590,940
                                                           -----------
UTILITIES -- 10.75%+
CenterPoint Energy, Inc. ...................      24,000       204,000
Edison International*.......................      36,000       426,600
PG&E Corporation*...........................      36,000       500,400
                                                           -----------
                                                             1,131,000
                                                           -----------
TOTAL COMMON STOCKS
  (cost $8,482,035).........................                 8,924,783
                                                           -----------
PREFERRED STOCKS -- 1.46%+
----------------------------------------------------------------------
ENERGY -- 0.30%+
The Williams Companies, Inc., Conv, 9.000%.
  2/16/2005.................................       4,000        31,880
                                                           -----------
UTILITIES -- 1.16%+
Edison International, CLB, 8.600%,
  10/29/2029*...............................         400         9,260
Pacific Gas and Electric Company -- Series
  B*........................................         600         9,960
Pacific Gas and Electric Company -- Series
  D, CLB, 5.000%, 2/17/2003*................       1,600        24,000
Pacific Gas and Electric Company -- Series
  E, CLB, 5.000%, 2/17/2003*................         800        12,180
Pacific Gas and Electric Company -- Series
  G, CLB, 4.800%, 2/17/2003*................       1,200        17,424
Pacific Gas and Electric Company -- Series
  H, CLB, 4.500%, 2/17/2003*................       1,600        22,960
Pacific Gas and Electric Company -- Series
  I, CLB, 4.360%, 2/17/2003*................       1,600        21,600
Pacific Gas and Electric Company -- Series
  U, CLB, 7.040%, 3/13/2003*................         200         4,230
                                                           -----------
                                                               121,614
                                                           -----------
TOTAL PREFERRED STOCKS
  (cost $152,294)...........................                   153,494
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

CORPORATE BONDS --                            PRINCIPAL
CONVERTIBLE -- 3.69%+                           AMOUNT        VALUE
----------------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 3.69%+
Trizec Hahn Corporation, CLB, 3.000%,
  1/29/2021.................................  $  700,000   $   387,625
                                                           -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $449,025)...........................                   387,625
                                                           -----------
PUT OPTIONS PURCHASED -- 0.02%+               CONTRACTS
----------------------------------------------------------------------
Fidelity National Financial, Inc.
  Expiring January 2003 at $25.00...........         180         2,250
                                                           -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $32,004)............................                     2,250
                                                           -----------
                                              PRINCIPAL
VARIABLE RATE DEMAND NOTES**--10.17%+           AMOUNT
----------------------------------------------------------------------
American Family, 1.0415%....................  $  259,908       259,908
U.S. Bank, N.A., 1.1700%....................     318,545       318,545
Wisconsin Corporate Central Credit Union,
  1.0900%...................................     305,120       305,120
Wisconsin Electric Power Company, 1.0414%...     186,617       186,617
                                                           -----------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $1,070,190).........................                 1,070,190
                                                           -----------
INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING -- 15.39%+                   SHARES
----------------------------------------------------------------------
INVESTMENT COMPANIES -- 1.06%+
AIM Liquid Assets Portfolio -- Institutional
  Class.....................................       9,668         9,668
Merrill Lynch Premier Institutional Fund....     102,206       102,206
                                                           -----------
TOTAL INVESTMENT COMPANIES
  (cost $111,874)...........................                   111,874
                                                           -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                              PRINCIPAL
                                                AMOUNT        VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.33%+
CS First Boston Repurchase Agreement,
  1.3725%, 1/2/2003 (Cost $1,506,826)(3)....  $1,506,826   $ 1,506,826
                                                           -----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $1,618,700).........................                 1,618,700
                                                           -----------
TOTAL INVESTMENTS -- 115.57%+
  (COST $11,804,248 ).......................               $12,157,042
                                                           ===========

------------------
*   -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.
ADR -- American Depository Receipts.
+ -- Calculated as a percentage of Net Assets.
(2) -- This security or a portion of this security was out on loan at December 31, 2002. Total loaned securities had a market value of $1,520,724 at December 31, 2002.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2002

COMMON STOCKS -- 79.24%+                         SHARES         VALUE
------------------------------------------------------------------------
AGRICULTURAL OPERATIONS -- 0.40%+
Monsanto Company...........................         4,915    $    94,614
                                                             -----------
BIOMEDICAL -- 33.20%+
Amgen, Inc.*(2)............................        31,800      1,537,212
Antigenics, Inc.*..........................           892          9,134
AVAX Technologies, Inc.*...................        50,000          7,050
Biogen, Inc.*..............................        14,000        560,840
Biomira, Inc.*(2)..........................        37,000         34,410
Bio-Technology General Corporation*........        33,000        105,633
Cell Genesys, Inc.*........................        11,725        130,745
Cell Pathways, Inc.*.......................        13,000          5,330
Chiron Corporation*(2).....................        33,000      1,240,800
DeCODE genetics, Inc.*(2)..................         7,000         12,950
EntreMed, Inc.*(2).........................        11,000          9,460
Genencor International, Inc.*..............         9,500         92,910
Genentech, Inc.*...........................        26,480        878,077
Genzyme Corporation*(2)....................        39,000      1,153,230
Genzyme Molecular Oncology*................        17,000         29,750
Human Genome Sciences, Inc.*...............        17,000        149,770
IDEC Pharmaceuticals Corporation*(2).......        34,000      1,127,780
ILEX Oncology, Inc.*.......................        29,000        204,740
ImClone Systems Incorporated*(2)...........         1,296         13,765
Medarex, Inc.*(2)..........................        14,000         55,300
Millennium Pharmaceuticals, Inc.*..........        20,296        161,150
NeoRx Corporation*.........................        27,000         11,610
Onyx Pharmaceuticals, Inc.*(2).............        12,000         69,720
Progenics Pharmaceuticals, Inc.*...........         3,200         21,312
Protein Design Labs, Inc.*.................        10,000         85,000
Ribozyme Pharmaceuticals, Inc.*............        13,000          3,120
SuperGen, Inc.*(2).........................         8,000         29,040
Targeted Genetics Corporation*.............        10,000          4,000
Tularik, Inc.*(2)..........................         1,000          7,460
Vical Incorporated*........................         8,500         29,495
                                                             -----------
                                                               7,780,793
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                                   SHARES          VALUE
------------------------------------------------------------------------
MEDICAL LABS/TESTING SERVICES -- 2.02%+
IMPATH, Inc.*(2)...........................        24,000    $   473,280
                                                             -----------
PHARMACEUTICALS -- 43.62%+
Abbott Laboratories........................        17,000        680,000
Aventis S.A. ADR...........................        12,000        650,280
Elan Corporation PLC ADR*..................         8,935         21,980
Eli Lilly and Company......................        16,000      1,016,000
GlaxoSmithKline PLC ADR....................        22,673        849,330
ImmunoGen, Inc.*...........................         6,000         18,600
Johnson & Johnson..........................        10,000        537,100
MedImmune, Inc.*...........................        27,500        747,175
Merck & Co., Inc...........................         9,000        509,490
MGI Pharma, Inc.*..........................        10,000         72,500
Novartis AG ADR............................        49,000      1,799,770
Pfizer, Inc................................        10,000        305,700
Pharmacia Corporation......................        40,539      1,694,530
Roche Holding AG ADR.......................         4,000        278,732
Wyeth......................................        27,900      1,043,460
                                                             -----------
                                                              10,224,647
                                                             -----------
TOTAL COMMON STOCKS
  (cost $25,273,951).......................                   18,573,334
                                                             -----------

RIGHTS -- 0.00%+
------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.00%+
Elan Corporation, PLC#*....................        31,000             31
                                                             -----------
TOTAL RIGHTS (cost $0).....................                           31
                                                             -----------

CORPORATE BONDS --                             PRINCIPAL
CONVERTIBLE -- 0.46%+                            AMOUNT
------------------------------------------------------------------------
BIOMEDICAL -- 0.46%+
Human Genome Sciences, Inc., CLB, 5.000%,
  2/1/2007.................................    $  150,000        108,188
                                                             -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $104,223)..........................                      108,188
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

PUT OPTIONS PURCHASED -- 2.21%+                CONTRACTS        VALUE
------------------------------------------------------------------------
IDEC Pharmaceuticals Corporation
  Expiring January 2003 at $40.00..........           340    $   448,800
Johnson & Johnson
  Expiring January 2004 at $55.00..........           100         69,500
                                                             -----------
TOTAL PUT OPTIONS PURCHASED
  (cost $390,491)..........................                      518,300
                                                             -----------

                                               PRINCIPAL
SHORT-TERM INVESTMENTS -- 19.67%+                AMOUNT
------------------------------------------------------------------------
DISCOUNT NOTES -- 4.34%+
Federal Home Loan Bank Discount Note
  0.6499%, 1/2/2003........................    $1,017,000      1,016,982
                                                             -----------
VARIABLE RATE DEMAND NOTES** -- 15.33%+
American Family, 1.0415%...................       912,924        912,924
U.S. Bank, N.A., 1.1700%...................       888,381        888,381
Wisconsin Corporate Central Credit Union,
  1.0900%..................................       864,835        864,835
Wisconsin Electric Power Company,
  1.0414%..................................       928,361        928,361
                                                             -----------
                                                               3,594,501
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $4,611,483)........................                    4,611,483
                                                             -----------

INVESTMENTS PURCHASED WITH                     PRINCIPAL
CASH PROCEEDS FROM SECURITIES                    AMOUNT
LENDING -- 23.04%+                             OR SHARES
------------------------------------------------------------------------
INVESTMENT COMPANIES -- 1.60%+
AIM Liquid Assets
  Portfolio -- Institutional Class.........        32,250         32,250
Merrill Lynch Premier Institutional Fund...       340,937        340,937
                                                             -----------
TOTAL INVESTMENT COMPANIES
  (cost $373,187)..........................                      373,187
                                                             -----------
REPURCHASE AGREEMENTS -- 21.44%+
CS First Boston Repurchase Agreement,
  1.3725%, 1/2/2003 (Cost $5,026,433)(3)...    $5,026,433      5,026,433
                                                             -----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                                                VALUE
------------------------------------------------------------------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $5,399,620)........................                  $ 5,399,620
                                                             -----------
TOTAL INVESTMENTS -- 124.62%+
  (COST $35,779,768).......................                  $29,210,956
                                                             ===========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.
ADR -- American Depository Receipts.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(2) -- This security or a portion of this security was out on loan at December 31, 2002. Total loaned securities had a market value of $5,067,225 at December 31, 2002.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2002

COMMON STOCKS -- 37.44%+                           SHARES           VALUE
----------------------------------------------------------------------------
BANKS -- 0.06%+
Banque di Liban et d' Outre-Mer S.A.L.
  (BLOM) -- Class B GDR...................             100        $    1,933
                                                                  ----------
BUSINESS SERVICES -- 0.80%+
ABM Industries Incorporated...............           1,800            27,900
                                                                  ----------
COMPUTER HARDWARE/SOFTWARE -- 6.69%+
Comdisco Holding Company, Inc.*...........           3,000           234,000
                                                                  ----------
COMPUTER SERVICES -- 3.24%+
CACI International, Inc. -- Class A*......           2,000            71,280
Dynamics Research Corporation*............           3,000            42,030
                                                                  ----------
                                                                     113,310
                                                                  ----------
ENERGY -- 2.78%+
The Williams Companies, Inc.(2)...........          36,000            97,200
                                                                  ----------
FINANCE -- 2.24%+
Knight Trading Group, Inc.*...............          10,000            47,900
The FINOVA Group, Inc.*...................         190,000            30,400
                                                                  ----------
                                                                      78,300
                                                                  ----------
HOLDING COMPANY -- 4.27%+
Leucadia National Corporation(2)..........           4,000           149,240
                                                                  ----------
MANUFACTURING -- 3.60%+
Lancaster Colony Corporation..............           1,200            46,896
Lynch Corporation*........................          10,000            77,500
Steinway Musical Instruments, Inc.*.......             100             1,627
                                                                  ----------
                                                                     126,023
                                                                  ----------
MEDIA CONTENT -- 0.64%+
Ascent Media Group, Inc. -- Class A*......          20,000            22,400
                                                                  ----------
METAL FABRICATION -- 0.05%+
Commercial Metals Company.................             100             1,624
                                                                  ----------
MINING -- 4.67%+
Goldcorp, Inc.............................           7,800            99,216
Stillwater Mining Company*................          12,000            64,200
                                                                  ----------
                                                                     163,416
                                                                  ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

                                                   SHARES           VALUE
----------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.70%+
Alleghany Corporation*....................             100        $   17,750
Fairfax Financial Holdings Limited(2).....           1,000            76,661
                                                                  ----------
                                                                      94,411
                                                                  ----------
PUBLISHING -- 1.72%+
Courier Corporation.......................             100             4,584
John Wiley & Sons, Inc. -- Class A........             300             7,203
R.H. Donnelley Corporation*...............           1,500            43,965
Value Line, Inc...........................             100             4,344
                                                                  ----------
                                                                      60,096
                                                                  ----------
REAL ESTATE DEVELOPMENT -- 0.86%+
Alexander's, Inc.*........................             100             6,455
American Real Estate Partners, L.P.*......             400             3,676
Texas Pacific Land Trust..................             400            16,280
United Capital Corporation*...............             100             3,540
                                                                  ----------
                                                                      29,951
                                                                  ----------
TRAVEL SERVICES -- 1.29%+
Ambassadors International, Inc.*..........           5,000            44,950
                                                                  ----------
UTILITIES -- 1.83%+
Reliant Resources, Inc.*..................          20,000            64,000
                                                                  ----------
TOTAL COMMON STOCKS
  (cost $1,385,344).......................                         1,308,754
                                                                  ----------
                                                 PRINCIPAL
CORPORATE BONDS - 9.91%+                           AMOUNT
----------------------------------------------------------------------------
FINANCE -- 7.89.%+
The FINOVA Group, Inc., 7.500%,
  11/15/2009..............................        $800,000           276,000
                                                                  ----------
INTERNET TECHNOLOGY
  INFRASTRUCTURE -- 2.02%+
Level 3 Communications, Inc., CLB, 0.000%,
  3/15/2010(+)............................         200,000            70,500
                                                                  ----------
TOTAL CORPORATE BONDS
  (cost $342,362).........................                           346,500
                                                                  ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

CORPORATE BONDS --                               PRINCIPAL
CONVERTIBLE -- 19.73%+                             AMOUNT           VALUE
----------------------------------------------------------------------------
BIOMEDICAL -- 6.19%+
Human Genome Sciences, Inc., CLB, 5.000%,
  2/1/2007................................        $300,000        $  216,375
                                                                  ----------
REAL ESTATE DEVELOPMENT -- 6.33%+
Trizec Hahn Corporation, CLB, 3.000%,
  1/29/2021...............................         400,000           221,500
                                                                  ----------
VENTURE CAPITAL -- 7.21%+
Safeguard Scientifics, Inc., CLB, 5.000%,
  6/15/2006...............................         400,000           252,000
                                                                  ----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (cost $697,484).........................                           689,875
                                                                  ----------
RIGHTS -- 0.52%+                                   SHARES
----------------------------------------------------------------------------
CONTINGENT VALUE RIGHTS -- 0.52%+
Comdisco Holding Company, Inc.#...........         220,000            18,040
                                                                  ----------
TOTAL RIGHTS (cost $16,133)...............                            18,040
                                                                  ----------
                                                 PRINCIPAL
SHORT-TERM INVESTMENTS -- 24.76%+                  AMOUNT
----------------------------------------------------------------------------
DISCOUNT NOTES -- 14.36%+
Federal Home Loan Bank Discount Note,
  0.6504%, 1/2/2003.......................        $502,000           501,991
                                                                  ----------
VARIABLE RATE DEMAND NOTES** -- 10.40%+
American Family, 1.0415%..................          42,000            42,000
U.S. Bank, N.A., 1.1700%..................         128,197           128,197
Wisconsin Corporate Central Credit Union,
  1.0900%.................................         120,439           120,439
Wisconsin Electric Power Company,
  1.0414%.................................          72,976            72,976
                                                                  ----------
                                                                     363,612
                                                                  ----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $865,603).........................                           865,603
                                                                  ----------

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Investments -- December 31, 2002 -- (Continued)

INVESTMENTS PURCHASED WITH CASH                  PRINCIPAL
PROCEEDS FROM SECURITIES                           AMOUNT
LENDING -- 5.86%+                                OR SHARES          VALUE
----------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.40%+
AIM Liquid Assets
  Portfolio -- Institutional Class........           1,223        $    1,223
Merrill Lynch Premier Institutional
  Fund....................................          12,938            12,938
                                                                  ----------
TOTAL INVESTMENT COMPANIES
  (cost $14,161)..........................                            14,161
                                                                  ----------
REPURCHASE AGREEMENTS -- 5.46%+
CS First Boston Repurchase Agreement,
  1.3725%, 1/2/2003 (Cost $190,739)(3)....        $190,739           190,739
                                                                  ----------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
  (cost $204,900).........................                           204,900
                                                                  ----------
TOTAL INVESTMENTS -- 98.22%+
  (COST $3,511,826).......................                        $3,433,672
                                                                  ==========

------------------
* -- Non-income producing security.
** -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.
# -- Contingent value right (contingent upon profitability of company).
+ -- Calculated as a percentage of net assets.
(+) -- Security has a stepped rate. The rate listed is as of December 31, 2002. GDR -- Global Depository Receipts.
(2) -- This security or a portion of this security was out on loan at December 31, 2002. Total loaned securities had a market value of $190,633 at December 31, 2002.
(3) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
 Portfolio of Investments -- December 31, 2002

                                           PRINCIPAL
SHORT-TERM INVESTMENTS -- 114.53%+           AMOUNT        VALUE
--------------------------------------------------------------------
DISCOUNT NOTES -- 114.53%+
Federal Home Loan Bank Discount Note,
  0.6500%, 1/02/2003....................  $147,468,000  $147,465,337
                                                        ------------
TOTAL INVESTMENTS -- 114.53%+
  (COST $147,465,337)...................                $147,465,337
                                                        ============

------------------
+ -- Calculated as a percentage of net assets.

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET PORTFOLIO
 Portfolio of Options Written -- December 31, 2002

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
CACI International, Inc. Expiring March 2003 at
  $40.00.........................................       500       $ 83,750
Cognizant Technology Solutions Corporation
  Expiring January 2003 at $75.00................        20          3,800
Dell Computer Corporation Expiring January 2005
  at $25.00......................................       600        492,000
                                                                  --------
                                                                   579,550
                                                                  --------

PUT OPTIONS WRITTEN
--------------------------------------------------------------------------
CheckFree Corporation Expiring January 2004 at
  $25.00.........................................       181        193,670
eBay, Inc. Expiring January 2005 at $80.00.......        25         62,250
General Motors Corporation -- Class H Expiring
  January 2003 at $20.00.........................        61         56,730
Getty Images, Inc. Expiring January 2003 at
  $40.00.........................................        25         23,625
Level 3 Communications, Inc. Expiring January
  2005 at $5.00..................................       200         46,500
                                                                  --------
                                                                   382,775
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $1,077,028).................                 $962,325
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE INTERNET EMERGING GROWTH PORTFOLIO
 Portfolio of Options Written -- December 31, 2002

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
BARRA, Inc. Expiring February 2003 at $30.00.....        10       $  2,625
BARRA, Inc. Expiring February 2003 at $35.00.....        10            750
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $9,230).....................                 $  3,375
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE NEW PARADIGM PORTFOLIO
 Portfolio of Options Written -- December 31, 2002

CALL OPTIONS WRITTEN                                 CONTRACTS    VALUE
------------------------------------------------------------------------
BARRA, Inc. Expiring February 2003 at $30.00.......      20      $ 5,250
Fidelity National Financial, Inc. Expiring April
  2003 at $30.00...................................      60       23,400
The Williams Companies, Inc. Expiring January 2005
  at $5.00.........................................     300       21,000
                                                                 -------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED
  $45,257).........................................              $49,650
                                                                 =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE MEDICAL PORTFOLIO
 Portfolio of Options Written -- December 31, 2002

CALL OPTIONS WRITTEN                                 CONTRACTS     VALUE
--------------------------------------------------------------------------
Amgen, Inc.
  Expiring April 2003 at $50.00..................       100       $ 37,000
Aventis S.A. ADR
  Expiring January 2003 at $70.00................        80            600
IDEC Pharmaceuticals Corporation
  Expiring January 2003 at $50.00................        90         35,550
Johnson & Johnson
  Expiring January 2004 at $55.00................       100         58,000
Eli Lilly and Company
  Expiring April 2003 at $55.00..................       120        121,800
Merck & Co., Inc.
  Expiring April 2003 at $55.00..................        90         39,600
                                                                  --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $448,325)...................                 $292,550
                                                                  ========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 THE SMALL CAP OPPORTUNITIES PORTFOLIO
 Portfolio of Options Written -- December 31, 2002

CALL OPTIONS WRITTEN                                  CONTRACTS     VALUE
--------------------------------------------------------------------------
The Williams Companies, Inc. Expiring January 2005
  at $5.00........................................       100       $ 7,000
                                                                   -------

PUT OPTIONS WRITTEN
--------------------------------------------------------------------------
Goldcorp, Inc. Expiring July 2003 at $12.50.......        80        17,600
                                                                   -------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $28,812).....................                 $24,600
                                                                   =======

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2002

                                                                           THE INTERNET
                                                           THE INTERNET   EMERGING GROWTH
                                                            PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)...........................  $209,375,889     $3,451,236
  Receivable for contributed capital.....................     2,984,174             --
  Cash...................................................       156,480             --
  Dividends and interest receivable......................       229,339          2,835
  Other assets...........................................         3,446             35
                                                           ------------     ----------
      Total assets.......................................   212,749,328      3,454,106
                                                           ------------     ----------
LIABILITIES:
  Written options, at value(2)...........................       962,325          3,375
  Payable to Adviser.....................................       246,046          3,556
  Payable to Trustees....................................        16,361            230
  Payables for collateral received for securities
    loaned...............................................    19,542,104         90,796
  Payable for withdrawn capital..........................     1,014,308          4,312
  Payable for investments purchased......................       307,804             --
  Accrued expenses and other liabilities.................       201,425          6,414
                                                           ------------     ----------
      Total liabilities..................................    22,290,373        108,683
                                                           ------------     ----------
    Net assets...........................................  $190,458,955     $3,345,423
                                                           ============     ==========
(1) Cost of investments..................................  $253,084,996     $4,784,129
                                                           ============     ==========
(2) Premiums received....................................  $  1,077,028     $    9,230
                                                           ============     ==========
(3) Includes loaned securities with a market value of....  $ 18,393,022     $   83,440
                                                           ============     ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2002

                                                                THE NEW
                                                               PARADIGM     THE MEDICAL
                                                               PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)..............................  $12,157,042   $29,210,956
  Receivable for contributed capital........................        2,250        10,467
  Cash......................................................       58,189        18,999
  Dividends and interest receivable.........................       17,795        17,112
  Other assets..............................................          280           514
                                                              -----------   -----------
      Total assets..........................................   12,235,556    29,258,048
                                                              -----------   -----------
LIABILITIES:
  Written options, at value(2)..............................       49,650       292,550
  Payable to Adviser........................................       11,884        25,487
  Payable to Trustees.......................................          580         1,691
  Payables for collateral received for securities loaned....    1,618,700     5,399,620
  Payable for investments purchased.........................        2,816            --
  Payable for withdrawn capital.............................       22,304        76,199
  Accrued expenses and other liabilities....................       10,346        21,644
                                                              -----------   -----------
      Total liabilities.....................................    1,716,280     5,817,191
                                                              -----------   -----------
    Net assets..............................................  $10,519,276   $23,440,857
                                                              ===========   ===========
(1) Cost of investments.....................................  $11,804,248   $35,779,768
                                                              ===========   ===========
(2) Premiums received.......................................  $    45,257   $   448,325
                                                              ===========   ===========
(3) Includes loaned securities with a market value of.......  $ 1,520,724   $ 5,067,225
                                                              ===========   ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF ASSETS & LIABILITIES
 December 31, 2002

                                                                            THE KINETICS
                                                                             GOVERNMENT
                                                            THE SMALL CAP      MONEY
                                                            OPPORTUNITIES      MARKET
                                                              PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value(1) (3)............................   $3,433,672     $147,465,337
  Receivable for contributed capital......................        6,672          532,014
  Cash....................................................      270,000               --
  Dividends and interest receivable.......................       20,275               --
  Receivable for investments sold.........................       46,519               --
  Other assets............................................           38              133
                                                             ----------     ------------
      Total assets........................................    3,777,176      147,997,484
                                                             ----------     ------------
LIABILITIES:
  Written options, at value(2)............................       24,600               --
  Payable to Adviser......................................        5,524           47,681
  Payable to Trustees.....................................          420            5,112
  Payables for collateral received for securities
    loaned................................................      204,900               --
  Payable for investments purchased.......................       15,836               --
  Payable for withdrawn capital...........................       22,795       19,118,252
  Accrued expenses and other liabilities..................        7,131           65,661
                                                             ----------     ------------
      Total liabilities...................................      281,206       19,236,706
                                                             ----------     ------------
    Net assets............................................   $3,495,970     $128,760,778
                                                             ==========     ============
(1) Cost of investments...................................   $3,511,826     $147,465,337
                                                             ==========     ============
(2) Premiums received.....................................   $   28,812
                                                             ==========
(3) Includes loaned securities with a market value of.....   $  190,633
                                                             ==========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2002

                                                                          THE INTERNET
                                                         THE INTERNET       EMERGING
                                                          PORTFOLIO     GROWTH PORTFOLIO
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................  $    525,513     $     2,944
  Interest.............................................     5,176,403          27,001
  Income from securities lending.......................        44,396             489
                                                         ------------     -----------
        Total investment income........................     5,746,312          30,434
                                                         ------------     -----------
EXPENSES:
  Investment advisory fees.............................     3,576,756          50,407
  Administration fees..................................       346,737           4,781
  Professional fees....................................       170,436           1,815
  Custodian fees and expenses..........................        80,382          13,389
  Trustees' fees and expenses..........................        49,059             776
  Fund accounting fees.................................        72,978           2,181
  Other expenses.......................................        19,673             277
                                                         ------------     -----------
        Net expenses...................................     4,316,021          73,626
                                                         ------------     -----------
Net investment income (loss)...........................     1,430,291         (43,192)
                                                         ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency...................  (119,738,802)     (2,199,366)
    Written option contracts expired or closed.........       (82,963)             --
  Net change in unrealized appreciation of:
    Investments and foreign currency...................    58,896,916       1,041,481
    Written option contracts...........................       270,878           5,855
                                                         ------------     -----------
Net loss on investments................................   (60,653,971)     (1,152,030)
                                                         ------------     -----------
Net decrease in net assets resulting from operations...  $(59,223,680)    $(1,195,222)
                                                         ============     ===========
+ Net of Foreign Taxes Withheld of:....................  $     41,372     $        --
                                                         ============     ===========

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2002

                                                              THE NEW
                                                             PARADIGM     THE MEDICAL
                                                             PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+.............................................    $  89,601    $    245,557
  Interest...............................................       49,586          62,556
  Income from securities lending.........................          909           5,717
                                                             ---------    ------------
        Total investment income..........................      140,096         313,830
                                                             ---------    ------------
EXPENSES:
  Investment advisory fees...............................      128,231         371,982
  Administration fees....................................       12,523          35,569
  Professional fees......................................        4,440          18,568
  Custodian fees and expenses............................       15,230           9,636
  Trustees' fees and expenses............................        1,873           5,119
  Fund accounting fees...................................        5,542          11,265
  Other expenses.........................................          342           2,439
                                                             ---------    ------------
        Net expenses.....................................      168,181         454,578
                                                             ---------    ------------
Net investment loss......................................      (28,085)       (140,748)
                                                             ---------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency.....................     (453,569)     (2,598,501)
    Written option contracts expired or closed...........           --         383,890
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency.....................      116,203      (9,020,401)
    Written option contracts.............................       (4,392)        157,774
                                                             ---------    ------------
Net loss on investments..................................     (341,758)    (11,077,238)
                                                             ---------    ------------
Net decrease in net assets resulting from operations.....    $(369,843)   $(11,217,986)
                                                             =========    ============
+ Net of Foreign Taxes Withheld of:......................    $   5,417    $     15,881
                                                             =========    ============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 2002

                                                         THE SMALL CAP     THE KINETICS
                                                         OPPORTUNITIES   GOVERNMENT MONEY
                                                           PORTFOLIO     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends+...........................................   $    31,568       $       --
  Interest.............................................        70,386        1,329,715
  Income from securities lending.......................           979               --
                                                          -----------       ----------
        Total investment income........................       102,933        1,329,715
                                                          -----------       ----------
EXPENSES:
  Investment advisory fees.............................        93,445          469,423
  Administration fees..................................         8,621          112,429
  Professional fees....................................         3,463           51,291
  Custodian fees and expenses..........................        13,838           14,762
  Trustees' fees and expenses..........................         1,558           21,263
  Fund accounting fees.................................         3,281           29,402
  Other expenses.......................................           229            2,999
                                                          -----------       ----------
        Net expenses...................................       124,435          701,569
                                                          -----------       ----------
Net investment income (loss)...........................       (21,502)         628,146
                                                          -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments and foreign currency...................    (1,571,426)              --
    Written option contracts expired or closed.........        33,812               --
  Net change in unrealized appreciation (depreciation)
    of:
    Investments and foreign currency...................      (673,235)              --
    Written option contracts...........................        21,962               --
                                                          -----------       ----------
Net gain (loss) on investments.........................    (2,188,887)              --
                                                          -----------       ----------
Net increase (decrease) in net assets resulting from
  operations...........................................   $(2,210,389)      $  628,146
                                                          ===========       ==========
+ Net of Foreign Taxes Withheld of:....................   $       322       $       --
                                                          ===========       ==========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                        THE INTERNET
                                  THE INTERNET PORTFOLIO          EMERGING GROWTH PORTFOLIO
                             ---------------------------------   ---------------------------
                                 FOR THE           FOR THE         FOR THE        FOR THE
                               YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                              DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                  2002              2001             2002           2001
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income
    (loss).................  $     1,430,291   $     1,166,292   $   (43,192)   $   (11,322)
  Net realized loss on sale
    of investments, foreign
    currency and written
    options................     (119,821,765)      (77,054,967)   (2,199,366)    (4,598,433)
  Net change in unrealized
    appreciation of
    investments, foreign
    currency and written
    options................       59,167,794        46,097,800     1,047,336      5,191,691
                             ---------------   ---------------   -----------    -----------
      Net increase
        (decrease) in net
        assets resulting
        from operations....      (59,223,680)      (29,790,875)   (1,195,222)       581,936
                             ---------------   ---------------   -----------    -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions............    6,246,337,962     1,344,971,436       479,676      5,431,612
  Withdrawals..............   (6,295,968,211)   (1,469,542,366)   (1,130,358)    (5,296,512)
                             ---------------   ---------------   -----------    -----------
      Net increase
        (decrease) in net
        assets resulting
        from beneficial
        interest
        transactions.......      (49,630,249)     (124,570,930)     (650,682)       135,100
                             ---------------   ---------------   -----------    -----------
  Total increase (decrease)
    in net assets..........     (108,853,929)     (154,361,805)   (1,845,904)       717,036
NET ASSETS:
  Beginning of period......      299,312,884       453,674,689     5,191,327      4,474,291
                             ---------------   ---------------   -----------    -----------
  End of period............  $   190,458,955   $   299,312,884   $ 3,345,423    $ 5,191,327
                             ===============   ===============   ===========    ===========

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                               THE NEW PARADIGM PORTFOLIO       THE MEDICAL PORTFOLIO
                               ---------------------------   ----------------------------
                                 FOR THE        FOR THE         FOR THE        FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                   2002           2001           2002            2001
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss........  $    (28,085)  $   (43,200)   $    (140,748)  $   (187,870)
  Net realized gain (loss) on
    sale of investments,
    foreign currency and
    written options..........      (453,569)      152,539       (2,214,611)     2,422,810
  Net change in unrealized
    appreciation
    (depreciation) of
    investments, foreign
    currency and written
    options..................       111,811      (136,318)      (8,862,627)   (10,315,704)
                               ------------   -----------    -------------   ------------
      Net decrease in net
        assets resulting from
        operations...........      (369,843)      (26,979)     (11,217,986)    (8,080,764)
                               ------------   -----------    -------------   ------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST
  TRANSACTIONS:
  Contributions..............    23,900,519     9,356,956      140,914,902     77,264,702
  Withdrawals................   (21,837,146)   (4,293,470)    (148,002,868)   (91,084,242)
                               ------------   -----------    -------------   ------------
      Net increase (decrease)
        in net assets
        resulting from
        beneficial interest
        transactions.........     2,063,373     5,063,486       (7,087,966)   (13,819,540)
                               ------------   -----------    -------------   ------------
  Total increase (decrease)
    in net assets............     1,693,530     5,036,507      (18,305,952)   (21,900,304)
NET ASSETS:
  Beginning of period........     8,825,746     3,789,239       41,746,809     63,647,113
                               ------------   -----------    -------------   ------------
  End of period..............  $ 10,519,276   $ 8,825,746    $  23,440,857   $ 41,746,809
                               ============   ===========    =============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                                 THE SMALL CAP
                                                            OPPORTUNITIES PORTFOLIO
                                                          ---------------------------
                                                            FOR THE        FOR THE
                                                           YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,
                                                              2002           2001
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss...................................  $    (21,502)  $    (45,608)
  Net realized gain (loss) on sale of investments,
    foreign currency and written options................    (1,537,614)       234,003
  Net change in unrealized appreciation (depreciation)
    of investments, foreign currency and written
    options.............................................      (651,273)       558,827
                                                          ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................    (2,210,389)       747,222
                                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
  Contributions.........................................    68,372,440     26,277,697
  Withdrawals...........................................   (71,826,291)   (18,379,087)
                                                          ------------   ------------
      Net increase (decrease) in net assets resulting
        from beneficial interest transactions...........    (3,453,851)     7,898,610
                                                          ------------   ------------
  Total increase (decrease) in net assets...............    (5,664,240)     8,645,832
NET ASSETS:
  Beginning of period...................................     9,160,210        514,378
                                                          ------------   ------------
  End of period.........................................  $  3,495,970   $  9,160,210
                                                          ============   ============

                     See Notes to the Financial Statements.

 KINETICS MUTUAL FUNDS, INC. -- MASTER INVESTMENT PORTFOLIOS
 STATEMENT OF CHANGES IN NET ASSETS

                                                          THE KINETICS GOVERNMENT
                                                          MONEY MARKET PORTFOLIO
                                                     ---------------------------------
                                                         FOR THE           FOR THE
                                                       YEAR ENDED        YEAR ENDED
                                                      DECEMBER 31,      DECEMBER 31,
                                                          2002              2001
--------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income............................  $       628,146   $     1,081,527
  Net realized gain on sale of investments.........               --                --
  Net change in unrealized appreciation of
    investments....................................               --                --
                                                     ---------------   ---------------
      Net increase in net assets resulting from
        operations.................................          628,146         1,081,527
                                                     ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
  Contributions....................................    6,517,468,035     1,463,241,787
  Withdrawals......................................   (6,484,223,874)   (1,390,879,520)
                                                     ---------------   ---------------
      Net increase in net assets resulting from
        beneficial interest transactions...........       33,244,161        72,362,267
                                                     ---------------   ---------------
  Total increase in net assets.....................       33,872,307        73,443,794
NET ASSETS:
  Beginning of period..............................       94,888,471        21,444,677
                                                     ---------------   ---------------
  End of period....................................  $   128,760,778   $    94,888,471
                                                     ===============   ===============

                     See Notes to the Financial Statements.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS
 December 31, 2002

1.   ORGANIZATION

The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Business Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio (the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are "non-diversified" series of the Trust. Each of the Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests in equity securities of companies engaged in a broad range of Internet-related activities. The Internet Emerging Growth Portfolio invests in equity securities of small and medium capitalization companies engaged in business of the Internet and Internet-related activities. The New Paradigm Portfolio invests in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests in equity securities of companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests in equity securities of small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

short-term earnings shortfall. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At December 31, 2002, the Master Portfolios did not hold any investment securities which were determined to be fair valued pursuant to the guidelines adopted by the Board of Trustees.

REPURCHASE AGREEMENTS
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

WRITTEN OPTION ACCOUNTING
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

FOREIGN CURRENCY TRANSLATIONS
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However,

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

RESTRICTED SECURITIES
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2002, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

WHEN-ISSUED SECURITIES
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

SECURITIES LENDING
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 33 1/3% of its assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

EXPENSE ALLOCATION
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

FEDERAL INCOME TAXES
Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.   INVESTMENT ADVISER

The Trust has an Investment Advisory Agreement (the "Agreement") with Kinetics Asset Management, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio's average daily net assets. The Internet Portfolio, The Internet Emerging Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Kinetics Government Money Market Portfolio incurred expenses of $3,576,756, $50,407, $128,231, $371,982, $93,445 and $469,423, respectively, pursuant to the
Investment Advisory Agreement.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

4.   SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2002 were as follows:

                                     PURCHASES                     SALES
                              ------------------------   -------------------------
                                 U.S.                       U.S.
                              GOVERNMENT      OTHER      GOVERNMENT      OTHER
                              ----------   -----------   ----------   ------------
The Internet Portfolio......     $--       $85,272,204      $--       $147,235,652
The Internet Emerging Growth
  Portfolio.................      --           630,770       --          1,588,252
The New Paradigm
  Portfolio.................      --         5,583,382       --          3,472,263
The Medical Portfolio.......      --         2,324,466       --          6,800,093
The Small Cap Opportunities
  Portfolio.................      --        11,857,550       --         15,330,599

As of December 31, 2002, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                             NET
                                         APPRECIATION    APPRECIATED   DEPRECIATED
                                        (DEPRECIATION)   SECURITIES     SECURITIES
                                        --------------   -----------   ------------
The Internet Portfolio................   $(45,309,756)   $34,191,577   $(79,501,333)
The Internet Emerging Growth
  Portfolio...........................     (1,328,598)       335,284     (1,663,882)
The New Paradigm Portfolio............        342,745        971,803       (629,058)
The Medical Portfolio.................     (6,451,077)     2,054,526     (8,505,603)
The Small Cap Opportunities
  Portfolio...........................        (73,942)       125,694       (199,636)

At December 31, 2002, the cost of investments for federal income tax purposes was $254,800,348, $4,785,689, $11,809,904, $35,817,808 and $3,511,826 for The
Internet Portfolio, The Internet Emerging Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, and The Small Cap Opportunities Portfolio, respectively.

For the year ended December 31, 2002 the Master Portfolios wrote the following options:

                                               NUMBER       PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   ----------
THE INTERNET PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        970      $  910,126
Options Written...........................      1,370         932,127
Options Exercised.........................       (158)        (69,441)
Options Closed............................       (570)       (695,784)
                                               ------      ----------
Outstanding at the End of Period..........      1,612      $1,077,028
                                               ======      ==========

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

                                               NUMBER       PREMIUM
                                            OF CONTRACTS     AMOUNT
                                            ------------   ----------
THE INTERNET EMERGING GROWTH PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --      $       --
Options Written...........................         20           9,230
                                               ------      ----------
Outstanding at the End of Period..........         20      $    9,230
                                               ======      ==========
THE NEW PARADIGM PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....         --      $       --
Options Written...........................        380          45,257
                                               ------      ----------
Outstanding at the End of Period..........        380      $   45,257
                                               ======      ==========
THE MEDICAL PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        410      $  291,400
Options Written...........................        850         756,806
Options Exercised.........................       (200)        (85,297)
Options Expired...........................       (110)       (107,456)
Options Closed............................       (370)       (407,128)
                                               ------      ----------
Outstanding at the End of Period..........        580      $  448,325
                                               ======      ==========
THE SMALL CAP OPPORTUNITIES PORTFOLIO
------------------------------------------
Outstanding at the Beginning of Period....        700      $   28,249
Options Written...........................        330          42,536
Options Exercised.........................       (118)         (6,987)
Options Expired...........................       (682)        (31,412)
Options Closed............................        (50)         (3,574)
                                               ------      ----------
Outstanding at the End of Period..........        180      $   28,812
                                               ======      ==========

5.   PORTFOLIO SECURITIES LOANED

As of December 31, 2002, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The value of the securities on loan and the value of the related collateral at December 31, 2002, were as follows:

                                            SECURITIES    COLLATERAL
                                            -----------   -----------
The Internet Portfolio....................  $18,393,022   $19,542,104
The Internet Emerging Growth Portfolio....       83,440        90,796
The New Paradigm Portfolio................    1,520,724     1,618,700
The Medical Portfolio.....................    5,067,225     5,399,620
The Small Cap Opportunities Portfolio.....      190,633       204,900

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

6.   SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

                                                     THE INTERNET PORTFOLIO
                                    ---------------------------------------------------------
                                         FOR THE             FOR THE        APRIL 28, 2000(+)
                                       YEAR ENDED          YEAR ENDED            THROUGH
                                    DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                    -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....        1.51%               1.44%               1.43%*
 After expense reimbursement......        1.51%               1.44%               1.43%*
Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement.....        0.50%               0.32%              (0.69%)*
 After expense reimbursement......        0.50%               0.32%              (0.69%)*
Portfolio turnover rate...........          41%                 44%                 16%

------------------
*   Annualized.
(+) Commencement of operations.

                                             THE INTERNET EMERGING GROWTH PORTFOLIO
                                    ---------------------------------------------------------
                                         FOR THE             FOR THE        APRIL 28, 2000(+)
                                       YEAR ENDED          YEAR ENDED            THROUGH
                                    DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                    -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....        1.83%               2.30%               1.93%*
 After expense reimbursement......        1.83%               2.30%               1.84%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement.....       (1.07%)             (0.22%)             (0.35%)*
 After expense reimbursement......       (1.07%)             (0.22%)             (0.26%)*
Portfolio turnover rate...........          27%                 24%                 30%

------------------
*   Annualized.
(+) Commencement of operations.

                                                   THE NEW PARADIGM PORTFOLIO
                                    ---------------------------------------------------------
                                         FOR THE             FOR THE        APRIL 28, 2000(+)
                                       YEAR ENDED          YEAR ENDED            THROUGH
                                    DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                    -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....        1.64%               2.27%               2.85%*
 After expense reimbursement......        1.64%               2.27%               2.60%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement.....       (0.27%)             (0.69%)             (0.66%)*
 After expense reimbursement......       (0.27%)             (0.69%)             (0.41%)*
Portfolio turnover rate...........          40%                 41%                 89%

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS PORTFOLIOS TRUST -- MASTER INVESTMENT PORTFOLIOS
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 December 31, 2002

                                                      THE MEDICAL PORTFOLIO
                                    ---------------------------------------------------------
                                         FOR THE             FOR THE        APRIL 28, 2000(+)
                                       YEAR ENDED          YEAR ENDED            THROUGH
                                    DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                    -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....        1.53%               1.51%               1.47%*
 After expense reimbursement......        1.53%               1.51%               1.46%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement.....       (0.47%)             (0.39%)             (0.55%)*
 After expense reimbursement......       (0.47%)             (0.39%)             (0.54%)*
Portfolio turnover rate...........           9%                  6%                  1%

------------------
*   Annualized.
(+) Commencement of operations.

                                              THE SMALL CAP OPPORTUNITIES PORTFOLIO
                                    ---------------------------------------------------------
                                         FOR THE             FOR THE        APRIL 28, 2000(+)
                                       YEAR ENDED          YEAR ENDED            THROUGH
                                    DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                    -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....        1.66%               2.35%               13.27%*
 After expense reimbursement......        1.66%               2.35%               10.93%*
Ratio of net investment loss to
 average net assets:
 Before expense reimbursement.....       (0.29%)             (0.99%)             (11.12%)*
 After expense reimbursement......       (0.29%)             (0.99%)              (8.78%)*
Portfolio turnover rate...........         200%                181%                 198%

------------------
*   Annualized.
(+) Commencement of operations.

                                                     THE KINETICS GOVERNMENT
                                                     MONEY MARKET PORTFOLIO
                                    ---------------------------------------------------------
                                         FOR THE             FOR THE        APRIL 28, 2000(+)
                                       YEAR ENDED          YEAR ENDED            THROUGH
                                    DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                    -----------------   -----------------   -----------------
Ratio of expenses to average net
 assets:
 Before expense reimbursement.....        0.75%               0.79%               0.78%*
 After expense reimbursement......        0.75%               0.79%               0.78%*
Ratio of net investment income to
 average net assets:
 Before expense reimbursement.....        0.67%               2.70%               5.36%*
 After expense reimbursement......        0.67%               2.70%               5.36%*
Portfolio turnover rate...........          N/A                 N/A                 N/A

------------------
*   Annualized.
(+) Commencement of operations.

 KINETICS MUTUAL FUNDS, INC.
 REPORT OF INDEPENDENT ACCOUNTANTS

     To the Board of Trustees
     of Kinetics Portfolios Trust

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments and options written, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Internet Portfolio, The Internet Emerging Growth Portfolio, The New Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio and The Kinetics Government Money Market Portfolio (each a series of Kinetics Portfolios Trust, hereafter referred to as the "Trust") at December 31, 2002, the results of each of their operations, the changes in each of their net assets, and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

     [PRICEWATERHOUSEECOOPERS LLP]
     PricewaterhouseCoopers LLP
     Milwaukee, Wisconsin
     February 25, 2003

 KINETICS MUTUAL FUNDS, INC.
 MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios' shareholders and are governed by the laws of the State of Delaware in this regard.

                                                                             TERM OF OFFICE/
                                                   POSITION(S) WITH THE         LENGTH OF
           NAME AND ADDRESS               AGE       COMPANY AND TRUST          TIME SERVED
--------------------------------------------------------------------------------------------
Murray Stahl .........................    49       Director/Trustee          Indefinite/
30 Haights Cross Road                                                        3 years
Chappaqua, NY 10510
Steven T. Russell ....................    39       Independent               Indefinite/
146 Fairview Avenue                                Director/                 3 years
Bayport, NY 11705                                  Independent Trustee
Douglas Cohen, C.P.A. ................    41       Independent               Indefinite/
6 Saywood Lane                                     Director/                 3 years
Stonybrook, NY 11790                               Independent Trustee
William J. Graham ....................    41       Independent               Indefinite/
856 Hampshire Road                                 Director/                 3 years
Bayshore, NY 11706                                 Independent Trustee
Peter B. Doyle .......................    39       Director/Trustee          Indefinite/
23 Montrose Road                                                             1 year
Scarsdale, NY 10583
Leonid Polyakov ......................    44       Director/Trustee          Indefinite/
5 Club Ct                                                                    1 year
Pleasantville, NY 10570
Joseph E. Breslin ....................    49       Independent               Indefinite/
54 Woodland Drive                                  Director/                 3 years
Rye Brook, NY 10573                                Independent Trustee
John J. Sullivan .....................    71       Independent               Indefinite/
31 Hemlock Drive                                   Director/                 3 years
Sleepy Hollow, NY 10591                            Independent Trustee

 KINETICS MUTUAL FUNDS, INC.
 MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS -- (CONTINUED)

Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust length of time served, principal occupations over at least the last five years, number of Fund and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Fund's officers and directors and is available, without charge, upon request by calling (800) 930-3828.

                                                     NUMBER OF PORTFOLIOS
                                                         AND FUNDS IN
                                                       COMPLEX OVERSEEN     OTHER DIRECTORSHIPS HELD
    PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS  BY TRUSTEE/DIRECTOR      BY TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------
    President, Horizon Asset Management, an                  12            Chairman of Horizon
    investment adviser (1994 to Present).                                  Asset Management

    Attorney and Counselor at Law, Steven Russell             12            N/A
    Law Firm (1994 to Present); Professor of
    Business Law, Suffolk County Community College
    (1997 to Present).

    Wagner, Awerma & Strinberg, LLP Certified                 12            N/A
    Public Accountant (1997 to present); Leon D.
    Alpern & Co. (1985 to 1997)

    Attorney, Bracken & Margolin, LLP (1997 to                12            N/A
    Present). Gabor & Gabor (1995 to 1997)

    Director and Officer, Horizon Asset Management,           12            N/A
    Inc. (1994 to Present) Chief Investment
    Strategist, Kinetics Mutual Funds, Inc. (1998
    to Present).

    CFO Kinetics Asset Management, Inc. (2000 -               12            N/A
    current) Formerly, Vice-President JP Morgan
    Asset Management

    Senior Vice President, Marketing & Sales, IBJ             12            Director of The
    Whitehall Financial Group, a financial services                         Whitehall Funds
    company (1999 to present); formerly President,
    J.E. Breslin & Co., an investment management
    consulting firm (1994 to 1999).

    Retired; Senior Advisor, Long Term Credit Bank            12            Director of Board of
    of Japan, Ltd.; Executive Vice President, LTCB                          Governors for The Sky
    Trust Company.                                                          Club


                                Kinetics Mutual
                                  Funds, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                             INVESTMENT ADVISER AND
                          SHAREHOLDER SERVICING AGENT
                        Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                        Kinetics Funds Distributor, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                                 ADMINISTRATOR
                              FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                       THIS MATERIAL MUST BE PRECEDED OR
                          ACCOMPANIED BY A PROSPECTUS